File Nos. 333-69647
                                                                       811-09167
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION  STATEMENT  UNDER  THE SECURITIES ACT OF 1933                 [ ]
      Pre-Effective   Amendment  No.  ___                                  [ ]
      Post-Effective  Amendment  No.  _8_                                  [X]
REGISTRATION  STATEMENT  UNDER  THE INVESTMENT COMPANY ACT OF 1940         [ ]
      Amendment  No.  _9_                                                  [X]

                        (Check appropriate box or boxes.)

     FSL SEPARATE ACCOUNT M
     -----------------------------------------
     (Exact Name of Registrant)

     Fidelity Security Life Insurance Company
     -----------------------------------------
     (Name of Depositor)

      3130 Broadway, Kansas City, Missouri                          64111-2406
     ------------------------------------------------------------   ----------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code (800) 648-8624

     Name and Address of Agent for Service
          David James Smith
          Senior Vice President and Secretary
          Fidelity Security Life Insurance Company
          3130 Broadway
          Kansas City, Missouri 64111-2406

     Copies to:
          Judith A. Hasenauer, Esq.
          Blazzard, Grodd & Hasenauer, P.C.
          1600 South Federal Highway
          Pompano Beach, FL 33062
          (954) 545-9620

It is proposed that this filing will become effective:

_____ immediately upon filing pursuant to paragraph (b) of Rule 485
__X__ on April 29, 2005 pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:
     ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
Individual Variable Annuity Contracts

                         CROSS REFERENCE SHEET
                         (Required by Rule 495)

Item No.                                                 Location
- --------                                               --------
                                     PART A
Item 1.   Cover Page                                    Cover Page

Item 2.   Definitions                                   Index of Special Terms

Item 3.   Synopsis                                      Highlights

Item 4.   Condensed Financial Information               Appendix

Item 5.   General Description of Registrant, Depositor,
          and Portfolio Companies                       Investment Choices,
                                                        The Company,
                                                        Other Information

Item 6.   Deductions and Expenses                       Expenses

Item 7.   General Description of Variable Annuity
          Contracts                                     The Annuity Contract


Item 8.   Annuity Period                                Annuity Payments

Item 9.   Death Benefit                                 Death Benefit

Item 10.  Purchases and Contract Value                  Purchase, Contract Value

Item 11.  Redemptions                                   Surrenders

Item 12.  Taxes                                         Taxes

Item 13.  Legal Proceedings.                            Other Information

Item 14.  Table of Contents of the Statement of
          Additional Information                        Other Information

                         CROSS REFERENCE SHEET (CONT'D)
                             (Required by Rule 495)

Item No.                                        Location
- --------                                      --------
                                     PART B

Item 15.  Cover Page                            Cover Page

Item 16.  Table of Contents.                    Table of Contents

Item 17.  General Information and History       Company

Item 18.  Services                              Not Applicable

Item 19.  Purchase of Securities Being Offered  Not Applicable

Item 20.  Underwriters                          Distribution

Item 21.  Calculation of Performance Data       Performance
                                                Information

Item 22.  Annuity Payments.                     Annuity Provisions

Item 23.  Financial Statements                  Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.


                                     PART A

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                             FSL SEPARATE ACCOUNT M
                      FSL FLEXIBLE PREMIUM VARIABLE ANNUITY


This prospectus describes the variable annuity contract offered by Fidelity Security Life Insurance Company (the Company, we, us, our). This is an individual deferred variable annuity. The contract is offered as a non-qualified annuity, an individual retirement annuity (IRA), as a tax-sheltered annuity
(TSA), or pursuant to other qualified plans. This contract provides for accumulation of contract values and annuity payments on a fixed and variable basis.

The contract has a number of investment choices (1 fixed account and the available investment options). The fixed account is part of our general assets and provides an investment rate guaranteed by us. The investment options available are portfolios of Dreyfus Investment Portfolios, Federated Insurance Series, Investors Mark Series Fund, Inc., Janus Aspen Series, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Van Kampen Life Investment Trust, which are listed below. You can put your money in any of these available options which are offered through our separate account, the FSL Separate Account M. Certain investment options will be available under your contract on or about July 1, 2005. Check with your broker regarding availability.

DREYFUS INVESTMENT PORTFOLIOS
     Emerging Leaders Portfolio (Initial Shares) (available on or about
         July 1, 2005)

FEDERATED INSURANCE SERIES
     Federated Mid Cap Growth Strategies Fund II
     Federated Prime Money Fund II
     Federated Quality Bond Fund II (Primary Shares)
     Federated Fund for U.S. Government Securities II

INVESTORS MARK SERIES FUND, INC.*
     Money Market Portfolio
     Growth & Income Portfolio
     Large Cap Growth Portfolio
     Small Cap Equity Portfolio

* The Company filed an Application for an Order of Substitution with the Securities and Exchange Commission to permit it to substitute shares of certain portfolios of registered investment companies for shares of the portfolios of Investors Mark Series Fund, Inc. Details of the substitution are contained in a supplement to this prospectus.


JANUS ASPEN SERIES (INSTITUTIONAL SHARES)

     Janus Aspen Series International Growth Portfolio

LORD ABBETT SERIES FUND, INC. (Class VC Shares)
     Growth and Income Portfolio (available on or about July 1, 2005)

MFS(R) VARIABLE INSURANCE TRUST (Service Class)
     MFS New Discovery Series
     MFS Total Return Series
     MFS Value Series
     MFS Research International Series

SCUDDER INVESTMENTS VIT FUNDS (Class A Shares)
     Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (Class I Shares)
     Equity Growth Portfolio
     International Magnum Portfolio
     U.S. Mid Cap Value Portfolio
     U.S. Real Estate Portfolio

VAN KAMPEN LIFE INVESTMENT TRUST (Class I Shares)
     Comstock Portfolio


Please read this prospectus before investing. You should keep it for future reference. It contains important information about the contract.

To learn more about the contract, you can obtain a copy of the Statement of Additional Information (SAI) (dated April 29, 2005). The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page __ of this prospectus. For a free copy of the SAI, call us at
(800) 648-8624 or write to: Fidelity Security Life Insurance Company, Annuity Products, 3130 Broadway, Kansas City, MO 64111-2406.

The Contracts:

      - are not bank deposits.

      - are not federally insured.

      - are not endorsed by any bank or governmental agency.

      - are not guaranteed and may be subject to loss of principal.

THE SEC HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION THAT IT HAS IS A CRIMINAL OFFENSE.

April 29, 2005


                                TABLE OF CONTENTS


INDEX OF SPECIAL TERMS ....................................................

HIGHLIGHTS ................................................................

FSL SEPARATE ACCOUNT M TABLE OF FEES AND EXPENSES .........................

THE COMPANY ...............................................................

THE ANNUITY CONTRACT ......................................................

PURCHASE ..................................................................

INVESTMENT CHOICES ........................................................

EXPENSES ..................................................................

CONTRACT VALUE ............................................................

SURRENDERS ................................................................

DEATH BENEFIT .............................................................

ANNUITY PAYMENTS ..........................................................

OTHER BENEFITS ............................................................

TAXES .....................................................................

PERFORMANCE ...............................................................

OTHER INFORMATION .........................................................

APPENDIX ..................................................................


                             INDEX OF SPECIAL TERMS

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

Accumulation Phase ........................................................

Accumulation Unit .........................................................

Annuitant .................................................................

Annuity Date ..............................................................

Annuity Options ...........................................................

Annuity Payments ..........................................................

Annuity Unit ..............................................................

Beneficiary ...............................................................

Income Phase ..............................................................

Investment Options ........................................................

Non-Qualified .............................................................

Qualified .................................................................



                                   HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment options. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options. The contract has been designed to meet long-term financial goals and its not suitable as a short-term investment. The contract is not designed to serve as a vehicle for frequent trading.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may also assess a surrender charge of up to 7%. The income phase occurs when you begin receiving regular payments from your contract.

You can choose to receive annuity payments on a variable basis, fixed basis or combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment options you select for the income phase. If you choose fixed payments, the amount of the fixed annuity payments are level for the payout period.

Free Look: If you cancel the contract within 10 days after receiving it (or whatever period is required in your state), we will send your money back without assessing a surrender charge. You will receive whatever your contract is worth on the day we receive your request. This may be more or less than your original payment. If we are required by law to return your original payment, we will put your money in the Money Market Portfolio during the free-look period plus 5 days.

Taxes: The earnings in your contract are not taxed until you take money out of your contract. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that make it an important investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

Inquiries: If you need more information, please contact us at:
Fidelity Security Life Insurance Company
Annuity Products
3130 Broadway
Kansas City, MO 64111-2406
(800) 648-8624


              FSL SEPARATE ACCOUNT M TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment choices. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

Surrender Charge: (as a percentage of purchase payments surrendered - see Notes 1, 2 and 3 on page __)


Easy Pay       Lump Sum
- --------       --------

   6%             7%


                              declining annually to 0% after year 10 for Easy Pay contracts and after year 7 for Lump Sum contracts (See Note 3 on page __).

Transfer Fee:                 No charge for the first 12 transfers in a contract
(See Notes 4 & 5 on page _)   year during the accumulation phase; thereafter,
                              the fee is $50 per transfer. There is no charge for the 4 allowable transfers in a contract year during the income phase.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including investment option fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES: (as a percentage of the average account value)

Mortality and Expense Risk Fees: (See Note 6 on page _)



Lump Sum.............................   0.90%
Easy Pay.............................   1.50% (0.90% if contract value exceeds $100,000)*

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES:


Lump Sum............................     0.90%
Easy Pay............................     1.50% (0.90% if contract value exceeds $100,000)*

*Once your contract value reaches $100,000, it will be assessed the lower charge even if the contract value is later reduced by changes in market value or withdrawals.

The next item shows the minimum and maximum total operating expenses charged by the investment options that you may pay periodically during the time that you own the contract. More detail concerning each investment option's fees and expenses is contained in the prospectus for each investment option.

                                                                      MINIMUM   MAXIMUM
                                                                      -------   -------

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES * (expenses that are deducted from an investment option's assets, including management fees, distribution and/or service
  (12b-1) fees, shareholder services fees and other expenses)           .30%     3.47%

* As described on page __, it is anticipated that certain portfolios will be replaced with other portfolios on or before August 1, 2005, after which the minimum and maximum Total Annual Investment Option Operating Expenses will be ..30% and 1.49%, respectively.

The following table shows the annual operating expenses for each investment option for the year ended December 31, 2004, before and after any applicable contractual expense reimbursements and/or waivers.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES FOR EACH INVESTMENT OPTION


                                                                          Expenses       Total        Total Net
                                      Rule                                Waived         Annual       Annual
                      Management      12b-1    Shareholder    Other       and/or         Portfolio    Portfolio
                      Fees            Fees     Services Fee   Expenses    Reimbursed     Expenses     Expenses
                      ----------      -----    -----------    --------    ----------     ---------    ---------

DREYFUS INVESTMENT PORTFOLIOS

Emerging Leaders Portfolio
(Initial Shares)(1)     .90%           0%         0%             .23%       0.04%          1.13%        1.09%

FEDERATED INSURANCE SERIES

Federated Mid Cap      0.75%           0%        0.25%          0.46%       0%             1.46%        1.46%
Growth Strategies
Fund II (2)(3)(4)

Federated Prime        0.50%           0%        0.25%          0.30%       0%             1.05%        1.05%
Money Fund II (3)(5)(6)

Federated Quality      0.60%           0.25%     0.25%          0.12%       0%             1.22%        1.22%
Bond Fund II (Primary
Shares) (7)(8)(9)(10)

Federated Fund for     0.60%           0%        0.25%          0.13%       0%             0.98%        0.98%
U.S. Government
Securities II (3)(11)

INVESTORS MARK SERIES FUND, INC.(12)

Money Market
Portfolio              0.40%           0%        0%             3.07%       0%             3.47%        3.47%

Small Cap Equity
Portfolio              0.95%           0%        0%             2.16%       0%             3.11%        3.11%

Large Cap Growth
Portfolio              0.80%           0%        0%             2.01%       0%             2.81%        2.81%

Growth & Income
Portfolio              0.80%           0%        0%             1.46%       0%             2.26%        2.26%

JANUS ASPEN SERIES (INSTITUTIONAL SHARES)

Janus Aspen
Series International
Growth Portfolio(13)   0.64%          0%        0%              0.04%       0%             0.68%        0.68%

LORD ABBETT SERIES FUND, INC. (Class VC Shares)
Growth and Income
Portfolio               0.50%         0%        0%              0.39%       0%             0.89%        0.89%

MFS(R) VARIABLE INSURANCE TRUST (Service Class)

MFS New Discovery       0.90%           0.25%   0%              0.11%       0%             1.26%        1.26%
Series (14)(15)

MFS Total Return        0.75%           0.25%   0%              0.08%       0%             1.08%        1.08%
Series (14)(15)

MFS Value Series        0.75%           0.25%   0%              0.18%      0.03%           1.18%        1.15%
(14)(15)(16)

MFS International Research
 Series (14)(15)(16)    0.90%           0.25%   0%              0.34%      0.14%           1.49%        1.35%

SCUDDER INVESTMENTS VIT FUNDS (Class A Shares)

Scudder VIT Equity      0.20%           0%      0%              0.10%       0%             0.30%        0.30%
500 Index Fund (17)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (Class I Shares)

Equity Growth           0.50%           0%      0%              0.35%       0%             0.85%        0.85%
Portfolio (18)(19)

International Magnum    0.80%           0%      0%              0.45%       0%             1.25%        1.25%
Portfolio (18)

U.S. Mid Cap Value      0.72%           0%      0%              0.31%       0%             1.03%        1.03%
Portfolio (18)(19)

U.S. Real Estate        0.78%           0%      0%              0.28%       0%             1.06%        1.06%
Portfolio (18)

VAN KAMPEN LIFE INVESTMENT TRUST (Class I Shares)

Comstock Portfolio      0.57%           0%      0%              0.04%       0%             0.61%        0.61%

--------------------------

(1) The Dreyfus Corporation has agreed, until December 31, 2005, to waive receipt of its fees and/or assume the expenses of the portfolio so that the annual expenses (excluding taxes, brokerage commissions, extraordinary expenses, interest expense and commitment fees on borrowings) do not exceed 1.50% annually.

(2) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the administrator and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2004.

         Total Waivers of Fund Expenses                                                 0.29%
         Total Actual Annual Fund Operating Expenses (after waivers)                    1.17%

(3) The fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2004. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2005.

(4) The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other operating expenses paid by the Fund (after the voluntary waiver) were 0.42% for the fiscal year ended December 31, 2004.

(5) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, administrator and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2004.

         Total Waivers of Fund Expenses                                                 0.40%
         Total Actual Annual Fund Operating Expenses (after waivers)                    0.65%


         The administrator voluntarily waived a portion of its fee. This administrator can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) were 0.27% for the fiscal year ended December 31, 2004.

(6) The Adviser has voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.38% for the fiscal year ended December 31, 2004.

(7) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2004.

         Total Waivers of Fund Expenses                                                 0.52%
         Total Actual Annual Fund Operating Expenses (after waivers)                    0.70%

(8) The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.58% for the fiscal year ended December 31, 2004.

(9) The Fund's Primary Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended December 31, 2004. The Fund has no present intention of paying or accruing the distribution (12b-1) fee for the Primary Shares during the fiscal year ending December 31, 2005.

(10) The shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Primary Shares (after the voluntary waiver) was 0.00% for the fiscal year ended December 31, 2004.

(11) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2004.

         Total Waivers of Fund Expenses                                                 0.26%
         Total Actual Annual Fund Operating Expenses (after waivers)                    0.72%

         The adviser reimbursed a portion of the management fee. The management fee paid by the Fund (after the reimbursement) was 0.59% for the fiscal year ended December 31, 2004.

(12) Investors Mark Advisor, LLC ("IMA") has contractually agreed to reimburse certain expenses of each Portfolio of Investors Mark Series Fund, Inc. until May 1, 2005. IMA has undertaken to voluntarily extend this reimbursement arrangement until July 1, 2005. The expenses shown above in the table are the gross annualized expenses that each Portfolio would have incurred for the year ended December 31, 2004 if IMA had not reimbursed expenses. With the cap, actual expenses for the year ended December 31, 2004 were:

                                                               Total
                                                            Net Annual
                                                        Portfolio Expenses
                                                        ------------------
            Money Market Portfolio                             .50%
            Small Cap Equity Portfolio                        1.05%
            Large Cap Growth Portfolio                         .90%
            Growth & Income Portfolio                          .90%

(13) Expenses are based upon expenses for the year ended December 31, 2004, restated to reflect reductions in the portfolio's management fees, effective July 1, 2004. All expenses are shown without the effect of any expense offset arrangement.

(14) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

(15) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent and may have entered into or may enter into brokerage arrangements, that reduce or recapture series' expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Net Expenses" would be lower.

(16) MFS has contractually agreed to bear the series' expenses such that "Other Expenses" (determined without giving effect to the expense reduction arrangements described above), do not exceed 0.15% annually with respect to the MFS Value Series and .20% annually with respect to the MFS International Research Series. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series' investing activities. This contractual fee arrangement will continue until at least April 30, 2006, unless earlier terminated or revised with the consent of the Board of Trustees which oversees the series.

(17) The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit "Total Annual Portfolio Expenses" to 0.30% of the average daily net assets of the Fund until April 30, 2005.

(18) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the "Operating Expense Limitation" in the below table. The adviser may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fee", "12B-1 Fee", "Other Expenses" and "Total Fund Operating Expenses", would be as follows:


                                           Operating                                           Total Fund
                                           Expense        Management   12b-1      Other        Operating
The Universal Institutional Funds, Inc.    Limitation        Fee       Fee       Expenses      Expenses
---------------------------------------    -----------    -----------  -------   ----------    -------------

Equity Growth Portfolio                      0.85%          0.50%       N/A       0.35%          0.85%
International Magnum Portfolio               1.15%          0.70%       N/A       0.45%          1.15%
U.S. Mid Cap Value Portfolio                 1.05%          0.72%       N/A       0.31%          1.03%
U.S. Real Estate Portfolio                   1.10%          0.78%       N/A       0.28%          1.06%





(19) Expense information has been restated to reflect current fees in effect as of November 1, 2004. See the Portfolio prospectus for details of the advisory fee.



EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and investment option fees and expenses. There are two sets of examples below. The first set assumes your purchase payments are Lump Sum payments or that your contract value exceeds $100,000. The second set assumes that you are only making Easy Pay purchase payments to your contract and that your contract value does not exceed $100,000.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum and minimum fees and expenses of any of the investment options. The examples reflect annual investment option expenses before any fee waiver and/or expense reimbursements. Your expenses will be less than the expenses in the chart below for those options with a waiver or reimbursement for the applicable period (see "Total Annual Portfolio Operating Expenses for Each Investment Option" above). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

LUMP SUM PAYMENT - ASSUMING MAXIMUM INVESTMENT OPTION EXPENSES

                                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                               ----------   ---------    ---------    ----------
(1) If you surrender your contract at the end of the
    applicable time period: ..............................   $1,037.00   $1,786.06     $2,643.82     $5,640.78

(2) If you do not surrender your contract or if you
    begin the income phase: ..............................   $ 437.00    $1,386.06     $2,443.82     $5,640.78

LUMP SUM PAYMENT - ASSUMING MINIMUM INVESTMENT OPTION EXPENSES

                                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                               ----------   ---------    ---------    ----------
(1) If you surrender your contract at the end of the
    applicable time period: ..............................    $ 720.00    $ 792.38      $ 912.82     $1,768.71

(2) If you do not surrender your contract or if you
    begin the income phase: ..............................    $ 120.00    $ 392.38      $ 712.82     $1,768.71


EASY PAY PAYMENTS - ASSUMING MAXIMUM INVESTMENT OPTION EXPENSES

                                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                               ----------   ---------    ---------    ----------
(1) If you surrender your contract at the end of the
    applicable time period: ..............................    $1,097.00    $2,067.25      $3,147.81    $6,258.91

(2) If you do not surrender your contract or if you
    begin the income phase: ..............................    $ 497.00     $1,567.25      $2,747.81     $6,258.91

EASY PAY PAYMENTS - ASSUMING MINIMUM INVESTMENT OPTION EXPENSES

                                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                               ----------   ---------    ---------    ----------
(1) If you surrender your contract at the end of the
    applicable time period: ..............................      $ 780.00    $1,085.20     $1,457.09    $2,586.54

(2) If you do not surrender your contract or if you
    begin the income phase: ..............................      $ 180.00    $ 585.20      $1,057.09    $2,586.54

NOTES TO TABLE OF FEES,
EXPENSES AND EXAMPLES

      1. The contract provides for several circumstances under which we will waive or reduce the surrender charge.

      2. You can purchase a contract and add to it by making payments in one of two ways:

            -     Lump Sum payments - any payment of $5,000 or more; or

            - Easy Pay payments - any payment of $50 or more but lower than $5,000.

      3. The Surrender Charge decreases each complete year from receipt of the Purchase Payments as follows:

                                Surrender Charges

 Number of Complete
Years From Receipt of      Surrender Charge
  Purchase Payments       Easy Pay  Lump Sum
- ---------------------     --------  --------
        0-1                  6%        7%
         1                   6         6
         2                   6         5
         3                   5         4
         4                   5         3
         5                   4         2
         6                   3         1
         7                   2         0
         8                   2         0
         9                   1         0
  10 and thereafter          0         0

4. We charge $50 per transfer during the accumulation phase for any transfers after 12 in any contract year.

5. When you transfer contract values from one of our annuity contracts to another, we assess an internal transfer fee of 2% of the amount transferred.

6. The contract refers to a Product Expense Charge. This charge is equivalent to the aggregate charges that until recently were referred to as a Mortality and Expense Risk Charge and an Administrative Charge by many companies issuing variable annuity contracts. Throughout this prospectus we will refer to this charge as a Product Expense Charge.

THERE IS AN ACCUMULATION UNIT VALUE HISTORY (CONDENSED FINANCIAL INFORMATION) CONTAINED IN THE APPENDIX TO THIS PROSPECTUS.

THE COMPANY

Fidelity Security Life Insurance Company, 3130 Broadway, Kansas City, Missouri 64111-2406, is a stock life insurance company. We were originally incorporated on January 17, 1969, as a Missouri corporation. We are principally engaged in the sale of life insurance and annuities. We are licensed in the District of Columbia and all states except New York, where we are only admitted as a reinsurer. Fidelity Security Life Insurance Company is majority owned by Richard
F. Jones (an individual).

THE ANNUITY CONTRACT

This Prospectus describes the variable annuity contract that we are offering.

An annuity is a contract between you, the owner, and us, the insurance company, where we promise to pay you an income, in the form of annuity payments, beginning on a designated date in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract enters the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment options, and depending upon market conditions, you can make or lose money in any of these options. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment option(s) you select as well as the interest we credit to the fixed account.

You can choose to receive annuity payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the annuity payments you receive will depend upon the investment performance of the investment option(s) you select for the income phase. If you select to receive payments on a fixed basis, the payments you receive will remain level.

PURCHASE

PURCHASE PAYMENTS

A purchase payment is the money you give us to buy the contract. You can make payments in two ways:

      - as Lump Sum payments; or

      - as Easy Pay payments.

A Lump Sum payment is any payment of $5,000 or more. Easy Pay payments are designed to give you the opportunity to make regular payments to your contract. The minimum Easy Pay payment, whether for your initial payment or a subsequent payment, we will accept is $50. The maximum total of all purchase payments we will accept for the contract without our prior consent is $500,000.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, you choose how we will apply your purchase payments among the investment options. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment, unless you tell us otherwise.

Free Look. If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state, which is shown on page 1 of your contract). When you cancel the contract within this time period, we will not assess a surrender charge. You will receive back whatever your contract is worth on the day we receive your request. In certain states, or if you have purchased the contract as an IRA, we may be required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we will put your purchase payment in the Money Market Portfolio for 15 days before we allocate your first purchase payment to the investment option(s) you have selected. (In some states, the period may be longer.) If we do allocate your purchase payment to the Money Market Portfolio and you exercise your free look right, we will return the greater of your contract value or your purchase payments.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within two business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within five business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit those amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

INVESTMENT CHOICES

The contract offers you the choice of allocating purchase payments to our fixed account or to one or more of the available investment options which are listed below. Additional investment options may be available in the future. Certain investment options, as indicated below, will be available under your contract on or about July 1, 2005. Check with your broker regarding availability.

You should read the prospectuses for these funds carefully before investing. Copies of these prospectuses accompany this prospectus. Certain investment options contained in the fund prospectuses may not be available with your contract and/or may not currently be available with your contract. The funds may offer various classes of shares, each of which has a different level of expenses. The accompanying fund prospectuses may provide information for share classes that are not available through the contract. When you consult the fund prospectuses, you should be careful to refer to only the information regarding the class shares that is available through your contract.

DREYFUS INVESTMENT PORTFOLIOS

The Dreyfus Investment Portfolios is a mutual fund with multiple portfolios, one of which is available under the contract. The Dreyfus Corporation serves as the investment advisor to the portfolio. The following investment option is available under the contract:

         Emerging Leaders Portfolio (Initial Shares) (available on or about July 1, 2005)


FEDERATED INSURANCE SERIES

Federated Insurance Series is a mutual fund with multiple separate investment portfolios, four of which are available under the contract. Federated Investment Management Company is the investment adviser of Federated Prime Money Fund II, Federated Quality Bond Fund II and Federated Fund for U.S. Government Securities
II. Federated Equity Management Company of Pennsylvania is the adviser for Federated Mid Cap Growth Strategies Fund II. The following investment options are available under the contract:

         Federated Mid Cap Growth Strategies Fund II
         Federated Prime Money Fund II
         Federated Quality Bond Fund II (Primary Shares)
         Federated Fund for U.S. Government Securities II

INVESTORS MARK SERIES FUND, INC.

Investors Mark Series Fund, Inc. is managed by Investors Mark Advisor, LLC (Adviser). Investors Mark Series Fund, Inc. is a mutual fund with multiple portfolios, four of which are available under the contract. Each portfolio has a different investment objective. The Company filed an Application for an Order of Substitution with the Securities and Exchange Commission to permit it to substitute shares of certain portfolios of registered investment companies for shares of the portfolios of Investors Mark Series Fund, Inc. Details of the substitution are contained in a supplement to this prospectus. The Adviser has engaged sub-advisers to provide investment advice for the individual portfolios. The following investment options are available under the contract:

      - Money Market Portfolio - Standish Mellon Asset Management Company LLC is the sub-adviser.

      -  Growth & Income Portfolio - Lord, Abbett & Co. LLC is the sub-adviser.

      - Large Cap Growth Portfolio - Columbia Management Advisers, Inc. is the sub-adviser.

      - Small Cap Equity Portfolio - Columbia Management Advisors, Inc. is the sub-adviser.


JANUS ASPEN SERIES (INSTITUTIONAL SHARES)

Janus Aspen Series is a mutual fund with multiple portfolios, one of which is available under the contract. Janus Capital Management LLC is the investment adviser. The following investment option is available under the contract:

         Janus Aspen Series International Growth Portfolio

LORD ABBETT SERIES FUND, INC. (Class VC Shares)

Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios, one of which is available under the contract. Lord, Abbett & Co. LLC is the investment advisor to the portfolio. The following investment option is available under the contract:

         Growth and Income Portfolio (available on or about July 1, 2005)

MFS(R) VARIABLE INSURANCE TRUST (Service Class)

MFS(R) Variable Insurance Trust is a mutual fund comprised of fifteen series, four of which are available under the contract. Massachusetts Financial Services Company is the investment adviser to the series. The following investment options are available under the contract:

         MFS New Discovery Series
         MFS Total Return Series
         MFS Value Series
         MFS International Research Series

SCUDDER INVESTMENTS VIT FUNDS (Class A Shares)

Scudder Investments VIT Funds is a trust with multiple series of funds, one of which is available under the contract. Deutsche Asset Management, Inc. is the investment advisor of the Fund. Northern Trust Investments, N.A. acts as investment sub-advisor of the Fund. The following investment option is available under the contract:

         Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (Class I Shares)

The Universal Institutional Funds, Inc. is a mutual fund with sixteen active portfolios, four of which are available under the contract. Morgan Stanley Investment Management Inc. is the investment adviser to the Portfolios. Morgan Stanley Investment Management Limited, Morgan Stanley Asset & Investment Trust Management Co., Limited and Morgan Stanley Investment Management Company, each a wholly-owned subsidiary of Morgan Stanley, serve as investment sub-advisors for the International Magnum Portfolio on a day-to-day basis. The following investment options are available under the contract:

         Equity Growth Portfolio
         International Magnum Portfolio
         U.S. Mid Cap Value Portfolio
         U.S. Real Estate Portfolio

VAN KAMPEN LIFE INVESTMENT TRUST (Class I Shares)

Van Kampen Life Investment Trust is a mutual fund with multiple portfolios, one of which is available under the contract. Van Kampen Asset Management is the investment adviser to the Portfolios. The following investment option is available under the contract:

         Comstock Portfolio

The investment objectives and policies of certain of the investment options are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the investment options have the same investment advisers.

An investment option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment option with a small asset base. An investment option may not experience similar performance as its assets grow.

Shares of the investment options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment options may also be sold directly to qualified plans. The investment options believe that offering their shares in this manner will not be disadvantageous to you.

We may perform certain shareholder services and other administrative functions on behalf of the investment options or their investment advisers, distributors and/or affiliates. The amount of the compensation is not deducted from fund assets and does not decrease the fund's investment return. We may receive revenues from the investment options, their investment advisers, distributors and/or affiliates for performance of these services. The revenues, which may be substantial, are ordinarily based upon an annual percentage of the average aggregate net amount we have invested on behalf of the Separate Account and other separate accounts we have. These percentages differ; some investment options, investment advisers, distributors and/or affiliates pay us a greater percentage than others. Additional information regarding these payments may be contained in the prospectuses and/or statements of additional information of the underlying funds.

FIXED ACCOUNT

During the accumulation phase, you may allocate purchase payments and contract values to our fixed account. The fixed account forms a portion of our general account. At our discretion, we may, from time to time, declare an excess interest rate for the fixed account.

GENERAL ACCOUNT

During the income phase, you can select to have your annuity payments paid out of our general account. We guarantee a specified interest rate used in determining the payments. If you choose this option, the payments you receive will remain level. This option is only available during the income phase.


TRANSFERS

You can make transfers as described below. We have the right to terminate or modify these transfer provisions.

You can make transfers by telephone. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we fail to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. However, we will not be liable for following telephone instructions that we reasonably believe to be genuine. We may tape record telephone instructions. We reserve the right to modify or terminate telephone transfer privileges.

Transfers are subject to the following:

      1. Currently, during the accumulation phase, you can make 12 transfers every contract year without charge. You can transfer into the fixed account from the investment options.

      2. Currently, during the accumulation phase you can only make one transfer in a calendar quarter out of the fixed account into the investment options. Any transfer made pursuant to this provision is counted in determining any transfer fee.

      3. We will assess a $50 transfer fee for each transfer during the accumulation phase in excess of the free 12 transfers allowed per contract year. Transfers made at the end of the free look period by us and any transfers made pursuant to the Dollar Cost Averaging program, the Rebalancing program, or for loans will not be counted in determining the application of any transfer fee.

      4. The minimum amount which you can transfer is $500 or your entire value in the investment option or fixed account if it is less. This requirement is waived if the transfer is made in connection with the Dollar Cost Averaging program, the Rebalancing program, or loans.

      5. After a transfer is made, you must keep a minimum of $100 in the account (either in the fixed account or an investment option) from which the transfer was made, unless you transfer the entire account.

      6. You may not make a transfer until after the end of the free look period.

      7. A transfer will be effected as of the end of a business day when we receive an acceptable transfer request containing all required information. This would include the amount which is to be transferred, and the investment option(s) and/or the fixed account affected.

      8. We are not liable for a transfer made in accordance with your instructions.

      9. We reserve the right to restrict transfers between investment options to a maximum of 12 per contract year and to restrict transfers from being made on consecutive business days. We also reserve the right to restrict transfers into and out of the fixed account.

      10. Your right to make transfers is subject to modification if we determine, in our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the investment options and could include, but is not limited to:

            a) the requirement of a minimum time period between each transfer;

            b) not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

            c) limiting the dollar amount that may be transferred between investment options by an owner at any one time.

      11. Transfers do not change your allocation instructions for future purchase payments.

      12. Transfers made during the income phase are subject to the following:

            a) you may make 4 transfers each contract year between investment options or between the investment options and the general account;

            b) you may not make a transfer within 3 business days of the annuity calculation date; and

            c) you may not make a transfer from the general account to an investment option.

MARKET TIMING/DISRUPTIVE TRANSFERS

Some investors try to profit from various short-term or frequent trading strategies commonly known as market timing. None of the portfolios that are investment options for the contract is designed for short-term investing. We do not accommodate investors that engage in market timing. Such activity may increase portfolio transaction costs, hurt performance and be disruptive to management of a portfolio (affecting an adviser's or sub-advisor's ability to effectively manage a portfolio in accordance with its investment objectives and policies). Organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase the contract.

The Company has adopted policies and procedures to detect and deter market timing activities. If we become aware of potentially harmful transfer activity, restrictions may be imposed by us on transfers. We reserve the right to take actions to restrict transfers (but have the discretion not to take these actions) including, but not limited to:

   - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and

   - restricting transfers into and out of certain investment options.

We attempt to detect disruptive market timing activities by monitoring variable annuity activity and reviewing transfer activity for repetitive transactions. We define "repetitive transactions" as a transaction which occurs more than one time per month on a given annuity contract. If any market timing/frequent trading activity is suspected, the transaction will be further investigated. We will investigate irregular trading patterns. The Company intends to enforce the variable annuity contract limits on free transfers unless additional transfers are approved by the Company.

We apply these policies and procedures uniformly and without exception, waiver, or special arrangement. However, we will not apply these policies and procedures in times of national emergency and/or extreme market volatility where to impose such policies and procedures would cause economic hardship to contract owners.

The underlying funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures that the Company has adopted. Further, the underlying funds may also impose redemption fees on certain exchanges. Contract owners and other persons with interests in the contracts should be aware that the Company may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the underlying funds.

Our market timing policies and procedures apply only to individuals and entities that own this contract. However, the underlying funds are available for use with many different variable annuity contracts, variable life insurance policies and, in the case of certain funds, directly by certain qualified retirement plans. Some of these contracts, policies and plans may have less restrictive transfer rules or no transfer restrictions at all. We do not know the effectiveness of any policies and procedures used by other insurance companies to detect frequent trading and/or market timing. As a result of these factors, the underlying funds could incur higher expenses which may result in lower performance if undetected abusive trading practices occur.

In addition, contract owners and other persons with interests in the contracts should be aware that some underlying funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the underlying funds in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the underlying funds (and thus contract owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the underlying funds.

In addition to reserving the right to modify or terminate the transfer privilege at any time, we also reserve the right to reject or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying funds. This would include an underlying fund's refusal or restriction on purchases or redemptions of its shares as a result of the underlying fund's own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the prospectuses of the underlying funds for more details.

We cannot guarantee that the funds will not be harmed by transfer activity. No assurance can be given that any or all possible forms of potentially harmful transfer activity will be identified, or that any restrictions imposed will be able to address successfully the potentially harmful transfer activity that may be identified. If market timing activity is not detected and deterred, contract owners may experience the adverse effects of market timing.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from a selected investment option or the fixed account to any of the other investment options. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $100. You must have at least $1,200 in the selected investment option or fixed account (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program.

We have the right to modify, terminate or suspend the Dollar Cost Averaging Program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. If you are participating in the Dollar Cost Averaging Program, you cannot also participate in the Rebalancing Program.

Dollar Cost Averaging does not assure a profit and does not protect against loss in declining markets. Dollar Cost Averaging involves continuous investment in the selected investment option(s) regardless of fluctuating price levels of the investment option(s). You should consider your financial ability to continue the Dollar Cost Averaging Program through periods of fluctuating price levels.

REBALANCING PROGRAM

Once your money has been allocated among the investment options, the performance of the selected options may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.

The Rebalancing Program is available only during the accumulation phase.

If you participate in the Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. Amounts allocated to the fixed account are not taken into account as part of the Rebalancing Program. You cannot participate in the Rebalancing Program if you are participating in the Dollar Cost Averaging Program.

EXAMPLE:

Assume that you want your initial purchase payment split between 2 investment options. You want 80% to be in the Growth and Income Portfolio and 20% to be in the Janus Aspen Series International Growth Portfolio. Over the next 2 1/2 months the domestic market does very well while the international market performs poorly. At the end of the quarter, the Growth and Income Portfolio now represents 86% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Growth and Income Portfolio to bring its value back to 80% and use the money to buy more units in the Janus Aspen Series International Growth Portfolio to increase those holdings to 20%.

ADDING, DELETING OR SUBSTITUTING
INVESTMENT OPTIONS

We do not control the funds, so we cannot guarantee that any of the investment options will always be available. We retain the right to change the investments of the Separate Account. This means we may eliminate the shares of any investment option held in our Separate Account and substitute shares of another open-end management investment company for the shares of any investment option, if the shares of the investment option are no longer available for investment or if, in our judgment, investment in any investment option would be inappropriate in view of the purposes of the Separate Account. We will first notify you and receive any necessary SEC and/or state approval before making such a change.

If an investment option is eliminated, we will ask you to reallocate any amount in the eliminated investment option. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an order from the SEC, if required.

If we make a portfolio substitution or change, we may change the contract to reflect the substitution or change.

EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT EXPENSE CHARGE

Each day we make a deduction for our Product Expense Charge. We do this as part of our calculation of the value of the accumulation units and the annuity units.

This charge is for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then we will bear the loss. We do, however, expect to profit from this charge. This charge cannot be increased.

We assess the Product Expense Charge each business day and it is based on the average value of your contract. We assess a Product Expense Charge as follows:

      -     Lump Sum Payments: 0.90%, on an annual basis.

      - Easy Pay Payments: 1.50% on an annual basis (0.90% on an annual basis if your contract value exceeds $100,000).*

*Once your contract value reaches $100,000, it will be assessed the lower charge even if the contract value is later reduced by changes in market value or withdrawals.

REDUCTION OF PRODUCT EXPENSE CHARGE

We may, at our sole discretion, reduce the Product Expense Charge. We would do so when sales of the contract are made to individuals or to a group of individuals in such a manner that results in a reduction of our administrative costs or other savings. We would consider making such a reduction when:

      - the size and type of group to whom the contract is offered can reasonably be expected to produce such a cost savings; or

      - the amount of purchase payments can produce some economies resulting in a savings to us.

Any reduction of the Product Expense Charge will not be unfairly discriminatory against any person. We will make such reductions in accordance with our own administrative rules in effect at the time the contract(s) is issued. We have the right to change these rules from time to time.

SURRENDER CHARGE

During the accumulation phase, you can make surrenders from your contract. We keep track of each purchase payment. Subject to the free surrender amount and other waivers discussed below, if you make a surrender and it has been less than the stated number of years since you made your purchase payment, we will assess a Surrender Charge.

Surrender Charge (as a percentage of purchase payments surrendered):

  Number of Complete
Years From Receipt of          Surrender Charge
  Purchase Payments          Easy Pay   Lump Sum
- ---------------------        --------   --------
         0-1                    6%         7%
           1                    6          6
           2                    6          5
           3                    5          4
           4                    5          3
           5                    4          2
           6                    3          1
           7                    2          0
           8                    2          0
           9                    1          0
  10 and thereafter             0          0

Each purchase payment has its own Surrender Charge period. For purposes of the Surrender Charge, we treat surrenders as coming from the most recent purchase payments first. When the surrender is for only part of the value of your contract, the Surrender Charge is deducted from the remaining value in your contract.

NOTE: For tax purposes, earnings are usually considered to come out first.

WAIVER OF THE SURRENDER CHARGE

Free Surrenders:  You may make one surrender of up to 10% of your contract value
during  a  contract  year  free  from  any  Surrender  Charge.   This  right  is
non-cumulative.

Internal Transfers: It is our current practice to reduce Surrender Charges for an owner of one of our annuity contracts who wishes to transfer contract values to another of our annuity contracts. The following will apply to such internal transfers:

      - there is an internal transfer fee of 2% of the amount transferred when you make a transfer of contract value to another contract (which could be the variable annuity contract we are offering by this prospectus) issued by us;

      - once transferred into the other contract, the amount transferred will be subject to an Adjusted Surrender Charge in accordance with the following:

                  Adjusted Surrender Charges

                            Number of Complete Years
                            you have been our Annuity
                                 Customer
Number of Complete      5 Years   5-10
Years from Transfer     or less   Years    10 Years +
- -------------------     -------   -----    ----------
        0-1                6%       4%         3%
         1                 5        3          3
         2                 4        2          2
         3                 3        1          1
         4                 2        0          0
         5                 1        0          0
    6 and longer           0        0          0

      - If your contract was issued prior to May 14, 1999, or is no longer subject to a Surrender Charge, we will not assess the internal transfer fee for the first internal transfer you make. Once contract values are in the new contract, they will be subject to the Adjusted Surrender Charge shown above. Any subsequent internal transfer will be subject to the above conditions.

Reduction of Surrender Charges: We may, at our sole discretion, reduce the Surrender Charge or the Adjusted Surrender Charge. We would do so when sales of the contract are made to individuals or to a group of individuals in such a manner that results in a reduction of our distribution costs. Some examples are: if there is a large group of individuals that will be purchasing the contract or if a prospective purchaser already had a relationship with us. We may, at our sole discretion, not deduct the Surrender Charge under a contract issued to an officer, director or employee of ours or any of our affiliates.

Any reduction of Surrender Charges will not be unfairly discriminatory against any person. We will make such reductions in accordance with our administrative rules in effect at the time the contract is issued. We have the right to change those rules from time to time.

Waiver of Surrender Charges Under Certain Benefits: Under the conditions set out in the contract endorsements providing the following benefits, we will not assess the Surrender Charge when:

      - TERMINAL ILLNESS ENDORSEMENT. You become terminally ill (which means you are not expected to live more than 12 months). Under this benefit, you may make a one time surrender during the accumulation phase up to the full value of your account.

      - NURSING HOME OR HOSPITAL CONFINEMENT ENDORSEMENT. You become confined to a long term care facility, nursing facility or hospital for at least 30 consecutive days. Under this benefit, the maximum amount that you can surrender without the imposition of the Surrender Charge is $2,000 each month for the period of confinement. The maximum total surrenders under this provision is equal to your contract value. This benefit is only available during the accumulation phase.

These benefits may not be available in your state.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the contract for them. For those states which assess premium taxes upon receipt of purchase payments, premium taxes will be deducted upon surrender of the contract, annuitization or payment of death benefits. For all other states, premium taxes will be assessed against and deducted from the contract value used to provide benefits upon annuitization. Premium taxes generally range from 0% to 4%, depending on the state.

TRANSFER FEE

We will charge $50 for each additional transfer in excess of the free transfers permitted. Transfers made at the end of the free look period by us and any transfers made pursuant to the Dollar Cost Averaging program, Rebalancing program, or loans will not be counted in determining the application of any transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT OPTION EXPENSES

There are deductions from and expenses paid out of the assets of the various investment options, which are described in the attached fund prospectuses.

CONTRACT VALUE

Your contract value is the sum of your interest in the various investment options and our fixed account.

Your interest in the investment option(s) will vary depending upon the investment performance of the options you choose. In order to keep track of your contract value, we use a unit of measure called an accumulation unit. During the income phase of your contract we call the unit an annuity unit.

ACCUMULATION UNITS

Every business day we determine the value of an accumulation unit and an annuity unit for each of the investment options. We do this by:

      1) determining the change in investment experience (including any charges) for the investment option from the previous business day to the current business day;

      2) subtracting our Product Expense Charge and any other charges such as taxes we have deducted; and

      3) multiplying the previous business day's accumulation unit (or annuity unit) value by this result.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment option by the value of the accumulation unit for that investment option. When you make a surrender, we deduct from your contract accumulation units representing the surrender.

We calculate the value of an accumulation unit for each investment option after the New York Stock Exchange closes each day and then debit or credit your account.

EXAMPLE:

On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Growth and Income Portfolio.

SURRENDERS

You can have access to the money in your contract:

      -     by making a surrender (either a partial or a complete surrender); or

      -     by electing to receive annuity payments; or

      -     when a death benefit is paid to your beneficiary; or

      - if your contract was issued as a TSA, by taking a loan out of the fixed account.

Surrenders can only be made during the accumulation phase.

When you make a complete surrender you will receive the value of your contract on the day your request is received less any applicable surrender charge and less any premium tax.

Unless you instruct us otherwise, any partial surrender will be made pro rata from all the investment options and the fixed account you selected. Under most circumstances the amount of any partial surrender must be for at least $500, or your entire interest in the fixed account or an investment option. We require that after a partial surrender is made you keep at least $5,000 in your contract for Lump Sum payments or $1,000 for Easy Pay payments.

Income taxes, tax penalties and certain restrictions may apply to any surrender you make.

There are limits to the amount you can surrender from a qualified plan referred to as a 403(b) plan (TSA). For a more complete explanation, see the discussion in the Taxes Section and the discussion in the Statement of Additional Information.

MINIMUM DISTRIBUTION PROGRAM

If your contract has been issued as an IRA, TSA or other qualified plan, you may elect the Minimum Distribution Program. Under this program, we will make payments to you that are designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code on such qualified plans. We will make payments to you periodically at your election (currently: monthly, quarterly, semi-annually or annually). The payment amount and frequency may be limited. The payments will not be subject to the surrender charges and will be in lieu of the 10% free surrender amount allowed each year.

LOANS

If you purchased this contract as a TSA (also referred to as a 403(b) plan), during the accumulation phase you can take a loan out of the fixed account using the contract as collateral. The minimum loan we will make is $2,000. No loans are permitted out of the investment options and no loans are permitted during the income phase. When you request a loan, we will transfer any amounts necessary to implement the loan request from the investment options to the fixed account. Repayment of the loan will be made into the fixed account. We will then allocate that money in the same manner that your purchase payments are being allocated. Your loan documents will explain the terms, conditions and limitations regarding loans from your TSA contract.

DEATH BENEFIT

DEATH OF CONTRACT OWNER DURING THE ACCUMULATION PHASE

Upon your death or that of the joint owner during the accumulation phase, the death benefit will be paid to your primary beneficiary. Upon the death of a joint owner, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary unless you have informed us otherwise in writing.

DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PHASE

The death benefit during the accumulation phase will be the greater of:

      1) the purchase payments, less any surrenders including any applicable charges; or

      2)    your contract value.

The amount of the death benefit is determined as of the end of the business day during which we receive both due proof of death and an election for the payment method. The death benefit amount remains in an investment option and/or the fixed account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in an investment option will be subject to investment risk which is borne by the beneficiary.

DEATH BENEFIT OPTIONS DURING THE ACCUMULATION PHASE

A beneficiary must elect the death benefit to be paid under one of the following options in the event of your death during the accumulation phase. If the beneficiary is the spouse of the owner, he or she may elect to continue the contract in his or her own name and exercise all the owner's rights under the contract. In this event, the contract value will be adjusted to equal the death benefit.

OPTION 1 - Lump sum payment of the death benefit; or

OPTION 2 - The payment of the entire death benefit within 5 years of the date of death of the owner or any joint owner; or

OPTION 3 - Payment of the death benefit under an annuity option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within 1 year of the date of your death or of any joint owner.

Any portion of the death benefit not applied under Option 3 within 1 year of the date of your death, or that of a joint owner, must be distributed within 5 years of the date of death.

If a lump sum payment is requested, the amount will be paid within 7 days, unless the suspension of payments provision is in effect.

Payment to the beneficiary, in any form other than a lump sum, may only be elected during the sixty-day period beginning with the date of receipt by us of proof of death.

DEATH OF CONTRACT OWNER DURING THE INCOME PHASE

If you or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of your death. Upon your death during the income phase, the beneficiary becomes the owner. The annuitant is the person whose life we look to when we make annuity payments.

DEATH OF ANNUITANT

Upon the death of the annuitant, who is not an owner, during the accumulation phase, you automatically become the annuitant. You may designate a new annuitant subject to our underwriting rules then in effect. If the owner is a non-natural person, the death of the annuitant will be treated as the death of the owner and a new annuitant may not be designated.

Upon the death of the annuitant during the income phase, the death benefit, if any, will be as specified in the annuity option elected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

ANNUITY PAYMENTS (THE INCOME PHASE)

Under the contract you can receive regular income (annuity payments). You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first or fifteenth day of a calendar month. You can also choose among income plans. We call those annuity options.

Your annuity date must be at least 1 month after you buy the contract. Annuity payments must begin by the annuitant's 85th birthday or the 85th birthday of the oldest joint annuitant. The annuitant is the person whose life we look to when we make annuity payments.

If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 with 10 years of guaranteed payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. If you do not tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

The dollar amount of your payment from the investment option(s) will depend upon four things:

      - the value of your contract in the investment option(s) on the annuity date;

      - the 3% assumed investment rate used in the annuity table for the contract;

      -     the performance of the investment options you selected; and

      - if permitted in your state and under the type of contract you have purchased, the age and sex of the annuitant(s).

If the actual performance exceeds the 3% assumed rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual performance is less than 3% plus the amount of the deductions for expenses, your annuity payments will decrease.

We will determine the amount of your variable annuity payments, including the first, no more than 10 business days prior to the payment date. The payment dates must be the same day each month as the date you selected for the annuity date, i.e., the first or the fifteenth. The day we determine the variable annuity payment is called the annuity calculation date.

You can choose one of the following annuity options. After annuity payments begin, you cannot change the annuity option. All annuity payments are made to you unless you direct us otherwise.

OPTION 1 - LIFE ANNUITY. Under this option we make monthly income payments during the lifetime of the annuitant and terminating with the last payment preceding his/her death.

OPTION 2 - LIFE INCOME WITH A GUARANTEED PERIOD. Under this option we make monthly income payments during the lifetime of the annuitant. We guarantee that if, at the death of the annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected, the monthly income will continue during the remainder of the stated period. However, the owner may elect to receive a single sum payment. A single sum payment will be equal to the present value of remaining payments as of the date of receipt of due proof of death commuted at the assumed investment rate.

OPTION 3 - SURVIVORSHIP ANNUITY. Under this option we make monthly income payments during the joint lifetime of the annuitant and another named individual and thereafter during the lifetime of the survivor. Payments cease with the last income payment due prior to the death of the survivor.

OPTION 4 - OTHER OPTIONS. Under this option we provide you with any payout plan that is mutually agreed upon between you and us.

OTHER BENEFITS

DISABILITY BENEFIT

This benefit is only available with respect to Easy Pay payments during the accumulation phase. Under this benefit, so long as you are totally and permanently disabled and can provide us with evidence of that fact, we will pay you a life annuity with fixed payments at your normal retirement date (which is defined in your endorsement) or make a death benefit payment to your beneficiary if you die prior to that date. You should refer to the Company Completion Benefit endorsement in your contract for additional details.

ACCIDENTAL DEATH BENEFIT

During the accumulation phase, in the event that you die due to an accidental injury prior to age 70, we will pay your beneficiary an accidental death benefit equal to the contract value (less any outstanding loan balance if your contract was issued as a 403(b) contract and you took out a loan) on the date of death. This benefit is in addition to the death benefit contained in the contract. The maximum amount of the accidental death benefit is $500,000.

TAXES

NOTE: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included a more comprehensive discussion regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you are taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

Under non-qualified contracts, you as the owner, are not taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal, you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includable in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or as an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or as an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R.10 Plans.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

WITHDRAWALS - NON-QUALIFIED CONTRACTS

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includable in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income.

Some withdrawals will be exempt from the penalty. They include any amounts:

      1. paid on or after the taxpayer reaches age 59 1/2;

      2. paid after you die;

      3. paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

      4. paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

      5. paid under an immediate annuity; or

      6. which come from purchase payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used.

WITHDRAWALS - QUALIFIED CONTRACTS

If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includable in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:

      1.    paid on or after you reach age 59 1/2;

      2.    paid after you die;

      3. paid if you become totally disabled (as that term is defined in the Code);

      4. paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

      5.    paid to you after you have left your employment, after attaining age
            55;

      6. paid for certain allowable medical expenses (as defined in the Code);

      7.    paid pursuant to a qualified domestic relations order;

      8.    paid on account of an IRS levy upon the qualified contract;

      9.    paid from an IRA for medical insurance (as defined in the Code);

      10.   paid from an IRA for qualified higher education expenses; or

      11. paid from an IRA up to $10,000 for qualified first time homebuyer expenses (as defined in the Code).

The exceptions in (5) and (7) above do not apply to IRAs. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

The 10% penalty also applies to a distribution from a Code Section 457 governmental plan if the distribution is attributable to an amount transferred to the Code Section 457 plan from an IRA, 403(b), pension or profit sharing plan unless one of the exceptions above applies.

With respect to (4) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used.

We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS - TAX-SHELTERED ANNUITIES

The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities.

Withdrawals can only be made under the following circumstances:

      1.    when an owner reaches age 59 1/2;

      2.    when an owner has a severance from employment;

      3.    when an owner dies;

      4. when an owner becomes disabled (as that term is defined in the Code); or

      5. in the case of hardship. Hardship withdrawals are limited to purchase payments and cannot include any earnings.

These withdrawal limitations only apply to earnings and salary reduction contributions made after December 31, 1988.

TAXATION OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

Certain death benefits available for use with a qualified contract may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provision of such death benefits could result in currently taxable income to the owners of the qualified contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs), which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes.

You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

REQUIRED  DISTRIBUTIONS

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

The Internal Revenue Service has issued regulations regarding required minimum distributions from qualified plans. One of these regulations, which becomes effective January 1, 2006, requires that the annuity contract value used to determine required minimum distributions include the actuarial value of certain other benefits under the contract, such as optional or additional death or disability benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the affect of these new regulations with your tax advisor. If you are required to take distributions from your qualified plan, you should consult with your qualified plan sponsor and tax adviser to determine that your distributions comply with these rules.

DIVERSIFICATION AND OWNER CONTROL

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the investment options are managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, are considered the owner of the shares of the investment options. However, the IRS has indicated in rulings that investment decisions regarding the underlying investments must be made in the sole discretion of Fidelity Security and the manager of the underlying investments, no arrangements may exist between a contract owner and Fidelity Security regarding specific investments or investment objectives for the underlying investments and a contract owner may not communicate with the underlying investment manager or Fidelity Security regarding the selection, quality or rate of return of the underlying investments. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It remains unclear to what extent under federal tax law owners are permitted to make transfers among the investment options or the number and type of investment options owners may select from without being considered owner of the shares. If any guidance is provided which is considered a new position, then the guidance is generally applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment options.

Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has also ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity contract, would also qualify as a non-taxable exchange. However, the IRS has expressed concern that partial exchanges could be used to avoid tax that would otherwise be imposed on withdrawals from an annuity contract. The IRS has indicated that pending issuance of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and a subsequent withdrawal from either of the annuity contracts within 24 months of the date of the partial exchange should result in the contracts being treated as a single contract for purposes of determining the tax treatment of the withdrawal. A contract owner may avoid this result by demonstrating that a life event such as disability, divorce or unemployment occurred between the partial exchange and the withdrawal and that the withdrawal was not contemplated at the time of the partial exchange. Due to continuing uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

PERFORMANCE

We may periodically advertise performance of the various investment options. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the product expense charges. It does not reflect the deduction of any surrender charge. The deduction of any surrender charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the product expense charges and surrender charges.

The performance will be based on the historical performance of the corresponding investment options for the periods commencing from the date on which the particular investment option was made available through the contracts. In addition, for certain investment options performance may be shown for the period commencing from the inception date of the investment option. These figures should not be interpreted to reflect actual historical performance of the separate account.

We may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

OTHER INFORMATION

THE SEPARATE ACCOUNT

We established a separate account, FSL Separate Account M (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on August 25, 1998. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

VOTING RIGHTS

We are the legal owner of the investment option shares. However, we believe that when an investment option solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf.Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


DISTRIBUTOR

National Pension & Group Consultants, Inc. (NPGC) serves as the distributor for the contracts. NPGC is located at 3130 Broadway, Kansas City, MO 64111-2406.

Commissions will be paid to agents and broker-dealers who sell the contracts. Registered representatives of NPGC are not paid commissions directly on the sale of the contracts but sales of the contracts are counted toward their overall compensation in the form of production bonuses (which will not exceed 3% of purchase payments of the contracts).

NPGC has entered into selling agreements with broker-dealers who may sell the contracts and provide other distribution services. Such broker-dealers will be paid commissions up to 6% of purchase payments. When Fidelity Security compensates a broker-dealer firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Fidelity Security is not involved in determining the compensation of your representative.

Commissions are incurred and paid by Fidelity Security Life Insurance Company and are not deducted from contract purchase payments.

Broker-dealers often enter into selling arrangements with a number of insurance companies to sell their variable annuity and variable life insurance contacts. These broker-dealers may classify or rank the contracts of their respective organizations on a system that is based on internal criteria that may include the level of financial and other types of support, compensation arrangements, quality of service, performance, type of contract and benefits thereunder. These classifications and rankings may influence the registered representatives in their recommendations and may present conflicts of interest.

Contract owners should consult the prospectuses for the investment options for information concerning compensation arrangements relating to the distribution of shares of the investment options. Contract owners should consult with their broker-dealers with respect to compensation and revenue sharing arrangements involved in connection with the sale of the contracts.

The statement of additional information contains more information regarding the distributor.

OWNERSHIP

Owner. You, as the owner of the contract, have all the rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, you continue as the owner.

Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving joint owner will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been inter changed will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT

You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for surrenders or transfers for any period when:

      1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      2.    trading on the New York Stock Exchange is restricted;

      3. an emergency exists as a result of which disposal of shares of the investment options is not reasonably practicable or we cannot reasonably value the shares of the investment options;

      4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

FINANCIAL STATEMENTS

Our statutory basis financial statements have been included in the Statement of Additional Information. The financial statements of the Separate Account are also included in the Statement of Additional Information.

ADDITIONAL INFORMATION

For further information about the contract you may obtain a Statement of Additional Information. You can call the telephone number indicated on the cover page or you can write to us. For your convenience we have included a post card for that purpose.

The Table of Contents of the Statement of Additional Information is as follows:


      Company

      Independent Registered Public Accounting Firm

      Legal Opinions

      Distribution

      Calculation of Performance Information

      Federal Tax Status

      Annuity Provisions

      Financial Statements

APPENDIX

CONDENSED FINANCIAL INFORMATION - ACCUMULATION UNIT VALUE HISTORY

The table below provides accumulation unit values for the periods indicated. The Separate Account commenced operations on May 14, 1999. This data has been extracted from the Separate Account's financial statements. This information should be read in conjunction with the Separate Account's financial statements and related notes which are included in the Statement of Additional Information.

                            For the Year or       For the Year        For the Year        For the Year        For the Year
                          Period Ended 12/31/04  Ended 12/31/03      Ended 12/31/02      Ended 12/31/01      Ended 12/31/00
                           Lump Sum  Easy Pay  Lump Sum  Easy Pay  Lump Sum  Easy Pay  Lump Sum  Easy Pay  Lump Sum  Easy Pay
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
MONEY MARKET
Beginning of Period .....  $  11.08  $  10.78  $  11.10  $  10.86  $  11.04  $  10.87  $  10.75  $  10.65  $  10.23  $  10.19
End of Period ...........  $  11.08  $  10.71  $  11.08  $  10.78  $  11.10  $  10.86  $  11.04  $  10.87  $  10.75  $  10.65
Number of Accumulation
   Units Outstanding ....     4,381     4,349     5,788     2,606    19,425     2,112    16,200     2,133    16,395     1,329

GROWTH & INCOME
Beginning of Period .....  $  11.58  $  11.27  $   8.87  $   8.68  $  10.95  $  10.78  $  11.83  $  11.71  $  10.30  $  10.27
End of Period ...........  $  12.92  $  12.50  $  11.58  $  11.27  $   8.87  $   8.68  $  10.95     10.78  $  11.83  $  11.71
Number of Accumulation
   Units Outstanding ....     53,020    53,693    57,004    46,723    62,028    35,864    75,941    25,964    72,862    12,969

LARGE CAP GROWTH
Beginning of Period .....  $   7.15  $   6.96  $   5.69  $   5.57  $   8.03  $   7.90  $  10.74  $  10.63  $  12.31  $  12.27
End of Period ...........  $   6.95  $   6.72  $   7.15  $   6.96  $   5.69  $   5.57  $   8.03  $   7.90  $  10.74  $  10.63
Number of Accumulation
   Units Outstanding ....     93,329    95,779   100,372    84,824   110,738    65,218   119,634    41,542   129,215    20,506

SMALL CAP EQUITY
Beginning of Period .....  $  14.03  $  13.65  $   9.84  $   9.63  $  13.20  $  12.99  $  14.75  $  14.61  $  15.30  $  15.24
End of Period ...........  $  15.41  $  14.90  $  14.03  $  13.65  $   9.84  $   9.63  $  13.20  $  12.99  $  14.75  $  14.61
Number of Accumulation
   Units Outstanding ....     33,413    27,310    34,992    25,483    39,342    21,383    44,640    14,413    46,803     6,847

JANUS ASPEN SERIES
INTERNATIONAL GROWTH*
Beginning of Period .....  $  14.30  $  14.23  $   6.81  $   6.67  $   8.74  $   8.60  $  11.05  $  10.95  $  12.39  $  12.34
End of Period ...........  $  16.85  $  16.67  $  14.30  $  14.23  $   6.81  $   6.67  $   8.74  $   8.60  $  11.05  $  10.95
Number of Accumulation
   Units Outstanding ....    20,302     16,331    21,985    15,250    43,607    22,775    46,576    16,849    48,924     8,978




                             For the Period
                             Ended 12/31/99
                            Lump Sum  Easy Pay
                            --------  --------
MONEY MARKET
Beginning of Period .....  $  10.00  $  10.00
End of Period ...........  $  10.23     10.19
Number of Accumulation
   Units Outstanding ....  20,570       157

GROWTH & INCOME
Beginning of Period .....  $  10.00  $  10.00
End of Period ...........  $  10.30  $  10.27
Number of Accumulation
   Units Outstanding ....  16,745     2,344

LARGE CAP GROWTH
Beginning of Period .....  $  10.00  $  10.00
End of Period ...........  $  12.31  $  12.27
Number of Accumulation
   Units Outstanding ....  25,582     3,477

SMALL CAP EQUITY
Beginning of Period .....  $  10.00  $  10.00
End of Period ...........  $  15.30  $  15.24
Number of Accumulation
   Units Outstanding ....  8,438       971

JANUS ASPEN SERIES
INTERNATIONAL GROWTH*
Beginning of Period .....  $  10.00  $  10.00
End of Period ...........  $  12.39  $  12.34
Number of Accumulation
   Units Outstanding ....  12,371     1,177


*Effective on or about March 21, 2003, the Berger IPT-International Fund of Berger Institutional Products Trust was reorganized into the Janus Aspen Series International Growth Portfolio of Janus Aspen Series.

There are no accumulation units values shown for investments in Dreyfus Investment Portfolios, Federated Insurance Series, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, Scudder Investment VIT Funds, The Universal Institutional Funds, Inc. and Van Kampen Life Investment Trust in that these investment options were not available under the contracts for the periods shown above.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                    INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                       VARIABLE AND FIXED ANNUITY CONTRACT

                                    ISSUED BY

                             FSL SEPARATE ACCOUNT M

                                       AND

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                                 April 29, 2005


This is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated April 29, 2005, as Supplemented on April 29, 2005 for the Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contract which is described herein.

The Prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus call or write the Company at: 3130 Broadway, Kansas City, MO 64111-2406, (800) 648-8624.



                                TABLE OF CONTENTS
                                                                            Page
  COMPANY.................................................................

  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................

  LEGAL OPINIONS..........................................................

  DISTRIBUTION............................................................
       Reduction of the Surrender Charge..................................

  CALCULATION OF PERFORMANCE INFORMATION..................................
       Total Return.......................................................
       Historical Unit Values.............................................
       Reporting Agencies.................................................
       Performance Information............................................

  FEDERAL TAX STATUS......................................................
       General............................................................
       Diversification....................................................
       Owner Control......................................................
       Multiple Contracts.................................................
       Partial 1035 Exchanges.............................................
       Contracts Owned by Other than Natural Persons......................
       Tax Treatment of Assignments.......................................
       Gifting a Contract.................................................
       Death Benefits.....................................................
       Income Tax Withholding.............................................
       Tax Treatment of Withdrawals - Non-Qualified Contracts.............
       Withdrawals - Investment Adviser Fees..............................
       Delayed Annuity Payments...........................................
       Qualified Plans....................................................
       Tax Treatment of Withdrawals - Qualified Contracts.................
       Required Distributions.............................................
       Tax-Sheltered Annuities - Withdrawal Limitations...................

  ANNUITY PROVISIONS......................................................
       Variable Annuity...................................................
       Fixed Annuity......................................................
       Annuity Unit.......................................................
       Net Investment Factor..............................................
       Expense Guarantee..................................................

  FINANCIAL STATEMENTS....................................................


                                     COMPANY

Fidelity Security Life Insurance Company (the "Company" or "we") was originally incorporated on January 17, 1969, as a Missouri corporation. The Company presently is licensed to do business in the District of Columbia and all states except New York, where it is only admitted as a reinsurer.

The Company is a Kansas City-based stock company with $4.11 billion of life insurance in force and in excess of $402 million in assets. It provides life and health insurance, retirement plans, and related financial services to individuals and groups.


                     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory basis financial statements of Fidelity Security Life Insurance Company as of and for the year ended December 31, 2004, prepared in conformity with statutory accounting requirements, and the statement of net assets of FSL
Separate Account M as of December 31, 2004, and the related statements of operations and changes in net assets for the year then ended have been included herein and in this Registration Statement in reliance upon the reports of KPMG LLP an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut and Pompano Beach, Florida, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.


                                  DISTRIBUTION

National Pension and Group Consultants, Inc. ("NPGC") acts as the distributor of the Contracts. NPGC is an affiliate of the Company. The offering is on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. Distributor is a Missouri corporation and its home office is located at 3130 Broadway, Kansas City, MO 64111. Distributor is an affiliate of the Company. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD. Distributor enters into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor received sales compensation with respect to the contracts in the Separate Account in the following amounts during the periods indicated:

                                                                                      Aggregate Amount of
                                                                                      Commissions Retained
                                                Aggregate Amount of                   By Distributor After
                                                Commissions Paid to                   Payments to Selling
   Fiscal Year                                     Distributor                              Firms
   -----------                                  ------------------                    -------------------
      2002                                          $36,972                             $35,394
      2003                                          $29,242                             $28,094
      2004                                          $30,819                             $29,567

Distributor passes through commissions to selling firms for their sales. In addition, we may pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.

We and Distributor pay compensation to selling firms in the form of commissions and certain other payments. The following list sets forth the names of selling firms that received compensation in 2004 in connection with the sale of our variable annuity contracts (including the contracts).

First Financial Services Corporation was the only selling firm in 2004.

The prospectus contains more information regarding the Distributor.

Reduction of the Surrender Charge. The amount of the Surrender Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Surrender Charge will be determined by the Company after examination of all the relevant factors such as:

  1. The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

  2. The total amount of purchase payments to be received. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

  3. Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

  4. Other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction of the Surrender Charge.

The Surrender Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates.

In no event will any reduction or elimination of the Surrender Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


                     CALCULATION OF PERFORMANCE INFORMATION

Total Return. From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment option over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a .90% or 1.50% (depending on the contract value or the type of purchase payment) Product Expense Charge, the expenses for the underlying investment option being advertised and any applicable Surrender Charges.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Surrender Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


                            n
                   P (1 + T)     = ERV

  Where:

     P =        a hypothetical initial payment of $1,000
     T =        average annual total return
     n =        number of years
     ERV=       ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Surrender Charge. The deduction of any Surrender Charge would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment option will fluctuate over time, and any presentation of the investment option's total return for any period should not be considered as a representation of what an investment may earn or what an owner's total return may be in any future period.

Historical Unit Values. The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment options against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment option being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies. The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

Performance Information. The Accumulation Units invest in the portfolios of Investors Mark Series Fund, Inc. and Janus Aspen Series (prior to March 21, 2003 these Accumulation Units invested in Berger Institutional Products Trust). The Separate Account has commenced operations relatively recently. The portfolios have been in existence for some time and consequently have an investment performance history. In order to demonstrate how the investment experience of these portfolios affects Accumulation Unit values, performance information may be developed. The information will be based upon the historical experience of the portfolios for the periods shown.

Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the portfolios is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the portfolio.

Performance figures for the Accumulation Units will reflect the Product Expense Charges as well as the portfolio expenses. There are also performance figures for the Accumulation Units which reflect the Product Expense Charges, the portfolio expenses, and assume that you make a surrender at the end of the period and therefore the Surrender Charge is reflected. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no surrender is assumed.

                               FEDERAL TAX STATUS

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General. Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. If after the annuity date, annuity payments cease because of the death of the annuitant, any unrecovered investment in the contract shall be allowed as a deduction to the annuitant for his last taxable year. Unrecovered investment in the contract is the investment in the contract on the annuity date reduced by the amounts received after the annuity date which were excludable from taxable income. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment options underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the option is represented by any one investment; (2) no more than 70% of the value of the total assets of the option is represented by any two investments; (3) no more than 80% of the value of the total assets of the option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the option is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment options underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

Owner Control. Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Fidelity Security, would be considered the owner of the shares of the investment options. However, the IRS has indicated in rulings that investment decisions regarding the underlying investments must be made in the sole discretion of Fidelity Security and the manager of the underlying investments, no arrangement may exist between a contract owner and Fidelity Security regarding specific investments or investment objectives for the underlying investments and a contract owner may not communicate with the underlying investment manager or Fidelity Security regarding the selection, quality or rate of return of the underlying investments. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It remains unclear to what extent under federal tax law owners are permitted to make transfers among the investment options or the number and type of investment options owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the Owner of the investment portfolios.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts. The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

Partial 1035 Exchanges. Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has also ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity contract, would also quality as a non-taxable exchange. However, the IRS has expressed concern that partial exchanges could be used to avoid tax that would otherwise be imposed on withdrawals from an annuity contract. The IRS has indicated that pending issuance of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and a subsequent withdrawal from either of the annuity contracts within 24 months of the date of the partial exchange should result in the contracts being treated as a single contract for purposes of determining the tax treatment of the withdrawal. A contract owner may avoid this result by demonstrating that a life event such as disability, divorce or unemployment occurred between the partial exchange and the withdrawal and that the withdrawal was not contemplated at the time of the partial exchange. Due to continuing uncertainty in this area, Owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

Contracts Owned by Other Than Natural Persons. Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments. Any transfer, assignment or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should you wish to transfer, assign or pledge your Contract.

If the Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

Gifting a Contract. If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Death Benefits. Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Certain death benefits for use with a Qualified Contract may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for Qualified Contracts, and if the death benefits selected by you are considered to exceed such limits, the provision of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs), which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a Contract.

Income Tax Withholding. All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Taxable distributions made to nonresident aliens will generally be subject to a 30% withholding rate unless a lower tax treaty rate applies to such person.

When all or part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the Owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.

Certain distributions from retirement plans qualified under Code Section 401, Code Section 403(b) or from a Code Section 457 governmental plan, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includable in gross income (i.e. returns of after-tax contributions); or d) hardship distributions. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals - Non-Qualified Contracts. Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Withdrawals - Investment Adviser Fees. The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract Owner) for payment of the adviser's fee and the fee must actually be paid from the annuity contract to the adviser. Withdrawals from Non-Qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract.

Delayed Annuity Payments. Although there is no guidance in the Federal tax law as to when annuity payments must commence under a non-qualified contract, the Internal Revenue Service could take the position that if annuity payments do not begin or are not scheduled to begin until an advanced age, such as after age 85, then the contract should not be treated as an annuity contract for Federal tax purposes. If such was to occur, then the income under the Contract could become currently taxable to the Owner.

Qualified Plans. The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

  A. Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

  B. Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

           Roth IRAs.

Section 408A of the Code provides that certain individuals may purchase a type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are not deductible from taxable income.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, certain eligible individuals may make a rollover contribution from a non-Roth IRA to a Roth IRA. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

  C.       Pension And Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

  D. Government And Tax-Exempt Organization's Deferred Compensation Plan Under Section 457

Employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. There are limitations on the maximum amount which may be deferred in any one year and in limited circumstances, the plan may provide for additional catch-up contributions. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participating employee:

  o        attains the age 70 1/2,
  o        has a severance from employment,
  o        dies, or
  o        suffers an unforeseeable financial emergency as defined in the Code.

Tax Treatment of Withdrawals - Qualified Contracts. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b)(Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code.)

The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used. The 10% penalty also applies to a distribution from a Code Section 457 governmental plan if the distribution is attributable to an amount transferred to the Code
Section 457 plan from an IRA, 403(b), pension or profit sharing plan unless one of the exceptions above applies.

Required Distributions. Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

The Internal Revenue Service has issued regulations regarding required minimum distributions from qualified plans. One of these regulations, which becomes effective January 1, 2006, requires that the annuity contract value used to determine required minimum distributions may under certain circumstances include the actuarial value of other benefits under the contract, such as optional or additional death or disability benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the affect of these new regulations with your tax advisor. If you are required to take distributions from your qualified plan, you should consult with your qualified plan sponsor and tax adviser to determine that your distributions comply with these rules.

Tax-Sheltered Annuities - Withdrawal Limitations. The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) has a severance from employment; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.


                               ANNUITY PROVISIONS

Variable Annuity. A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment option(s) of the Separate Account. At the annuity calculation date, the contract value in each investment option will be applied to the applicable annuity tables. The annuity table used will depend upon the annuity option chosen. The dollar amount of Annuity Payments after the first is determined as follows:

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2) the fixed number of annuity units per payment in each Subaccount is multiplied by the annuity unit value as of the annuity calculation date. This result is the dollar amount of the payment.

The total dollar amount of each variable annuity payment is the sum of all investment option variable annuity payments.

The Company determines the amount of variable annuity payments, including the first, no more than ten (10) business days prior to the payment date. The payment date must be the same day each month as the date selected for the annuity date, i.e. the first or the fifteenth.

Fixed Annuity. A fixed annuity is a series of payments made during the annuity period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The general account value as of the annuity calculation date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table. Fixed annuity payments will remain level.

Annuity Unit. The value of an annuity unit for each investment option was arbitrarily set initially at $10. This was done when the first investment option shares were purchased. The investment option annuity unit value for any business day is determined by multiplying the investment option annuity unit value for the immediately preceding business day by the product of (a) the Net Investment Factor for the business day for which the annuity unit value is being calculated, and (b) 0.999919.

Net Investment Factor. The Net Investment Factor for any investment option for any business day is determined by dividing:

  (a) the accumulation unit value as of the close of the current business day, by

  (b) the accumulation unit value as of the close of the immediately preceding business day.

The Net Investment Factor may be greater or less than one, as the annuity unit value may increase or decrease.

Expense Guarantee. The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in actual mortality or expense experience.


                              FINANCIAL STATEMENTS

The statutory basis financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                              Financial Statements

                           December 31, 2004 and 2003

     (With Report of Independent Registered Public Accounting Firm Thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Contract Owners
Fidelity Security Life Insurance Company
FSL Separate Account M:


and


The Board of Directors
Fidelity Security Life Insurance Company:


We have audited the accompanying statement of net assets of the Growth & Income Portfolio, Large Cap Growth Portfolio, Small Cap Equity Portfolio, and Money Market Portfolio (four of the portfolios comprising the Investor Mark Series Fund, Inc.) and Janus Aspen International Growth Portfolio (collectively, the Portfolios) comprising the Fidelity Security Life Insurance Company FSL Separate Account M (the Separate Account) as of December 31, 2004, and the respective related statements of operations and changes in net assets, for the two-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights for the years ended December 31, 2001 and 2000 were audited by other auditors who expressed an unqualified opinion on those financial highlights in their report dated March 29, 2002.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the accompanying financial statements referred to above present fairly, in all material respects, the respective financial positions of the Portfolios constituting the Separate Account at December 31, 2004, and the respective results of their operations and changes in their net assets for the two-years period then ended in conformity with accounting principles generally accepted in the United States of America.


                                            (KPMG LLP LOGO)



Kansas City, Missouri
April 25, 2005

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M
                             Statement of Net Assets
                                December 31, 2004

                                                                      INVESTORS MARK SERIES FUND, INC.
                                                       --------------------------------------------------------------------
                                                         GROWTH &         LARGE CAP         SMALL CAP            MONEY
                                                          INCOME           GROWTH             EQUITY             MARKET
                                                         PORTFOLIO        PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                       -------------     -------------     -------------      -------------
Assets:
     Investments:
        Investors Mark Series Fund, Inc.:
           Growth & Income Portfolio--
              91,558 shares at net asset value of
              $14.94 per share (cost $1,166,451)       $   1,367,921                --                --                 --
           Large Cap Growth Portfolio--
              131,583 shares at net asset value of
              $10.02 per share (cost $1,811,796)                  --         1,318,503                --                 --
           Small Cap Equity Portfolio--
              90,469 shares at net asset value of
              $10.21 per share (cost $844,408)                    --                --           923,718                 --
           Money Market Portfolio--
              96,574 shares at net asset value of
              $1.00 per share (cost $96,574)                      --                --                --             96,574
           Janus Aspen International
              Growth Portfolio--
              23,357 shares at net asset value of
              $27.18 per share (cost $404,821)                    --                --                --                 --
                                                       -------------     -------------     -------------      -------------
                 Total assets                              1,367,921         1,318,503           923,718             96,574
                                                       -------------     -------------     -------------      -------------
Liabilities:
     Accrued mortality and expense risk charges               16,075            25,175            (2,260)             1,562

                                                       -------------     -------------     -------------      -------------
                 Net assets                            $   1,351,846         1,293,328           925,978             95,012
                                                       =============     =============     =============      =============



                                                         JANUS ASPEN
                                                        INTERNATIONAL
                                                           GROWTH
                                                           PORTFOLIO           TOTAL
                                                         -------------     -------------
Assets:
     Investments:
        Investors Mark Series Fund, Inc.:
           Growth & Income Portfolio--
              91,558 shares at net asset value of
              $14.94 per share (cost $1,166,451)                    --         1,367,921
           Large Cap Growth Portfolio--
              131,583 shares at net asset value of
              $10.02 per share (cost $1,811,796)                    --         1,318,503
           Small Cap Equity Portfolio--
              90,469 shares at net asset value of
              $10.21 per share (cost $844,408)                      --           923,718
           Money Market Portfolio--
              96,574 shares at net asset value of
              $1.00 per share (cost $96,574)                        --            96,574
           Janus Aspen International
              Growth Portfolio--
              23,357 shares at net asset value of
              $27.18 per share (cost $404,821)                 634,817           634,817
                                                         -------------     -------------
                 Total assets                                  634,817         4,341,533
                                                         -------------     -------------
Liabilities:
     Accrued mortality and expense risk charges                 20,334            60,886
                                                         -------------     -------------
                 Net assets                                    614,483         4,280,647
                                                         =============     =============


See accompanying notes to financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M
                             Statement of Operations
                          Year ended December 31, 2004


                                                                      INVESTORS MARK SERIES FUND, INC.
                                                       --------------------------------------------------------------------
                                                       GROWTH &          LARGE CAP          SMALL CAP            MONEY
                                                        INCOME            GROWTH              EQUITY             MARKET
                                                       PORTFOLIO         PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                     -------------      -------------      -------------      -------------
Investment income:
     Investment income distributions
        from underlying mutual funds                 $         219                 --                 --                760
     Mortality and expense charges
        and administrative charges                          15,932             15,368              9,533              1,272
                                                     -------------      -------------      -------------      -------------
                 Net investment income (loss)              (15,713)           (15,368)            (9,533)              (512)
                                                     -------------      -------------      -------------      -------------
Realized gains (losses) on investments:
     Realized gain (loss) on sale of fund shares             7,839           (104,329)           (54,801)                --
                                                     -------------      -------------      -------------      -------------
                 Total realized gains (losses)
                    on investments                           7,839           (104,329)           (54,801)                --
                                                     -------------      -------------      -------------      -------------
     Change in unrealized depreciation on
        investments                                        144,276             77,917            144,595                275
                                                     -------------      -------------      -------------      -------------
     Increase (decrease) in
                    net assets from operations       $     136,402            (41,780)            80,261               (237)
                                                     =============      =============      =============      =============



                                                        JANUS ASPEN
                                                       INTERNATIONAL
                                                          GROWTH
                                                          PORTFOLIO            TOTAL
                                                        -------------      -------------
Investment income:
     Investment income distributions
        from underlying mutual funds                            5,259              6,238
     Mortality and expense charges
        and administrative charges                              9,675             51,780
                                                        -------------      -------------
                 Net investment income (loss)                  (4,416)           (45,542)
                                                        -------------      -------------
Realized gains (losses) on investments:
     Realized gain (loss) on sale of fund shares               17,422           (133,869)
                                                        -------------      -------------
                 Total realized gains (losses)
                    on investments                             17,422           (133,869)
                                                        -------------      -------------
     Change in unrealized depreciation on
        investments                                            78,565            445,628
                                                        -------------      -------------
     Increase (decrease) in
                    net assets from operations                 91,571            266,217
                                                        =============      =============


See accompanying notes to financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M
                       Statement of Changes in Net Assets
                          Year ended December 31, 2004


                                                                         INVESTORS MARK SERIES FUND, INC.
                                                       ---------------------------------------------------------------------
                                                         GROWTH &          LARGE CAP          SMALL CAP            MONEY
                                                          INCOME             GROWTH             EQUITY             MARKET
                                                        PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                       -------------      -------------      -------------      -------------
Operations:
     Investment income (loss)--net                     $     (15,713)           (15,368)            (9,533)              (512)
     Net realized gains (losses) on investments                7,839           (104,329)           (54,801)                --
     Net change in unrealized appreciation
        (depreciation) on investments                        144,276             77,917            144,595                275
                                                       -------------      -------------      -------------      -------------
                 Net increase (decrease) in net
                    assets from operations                   136,402            (41,780)            80,261               (237)
                                                       -------------      -------------      -------------      -------------
Payments and withdrawals:
     Premium transfers in                                    101,391            121,276             67,150              7,585
     Annuity benefits transfers and surrenders               (99,471)           (53,161)           (58,008)            (4,001)
     Policy loan transfers                                    (1,846)              (623)            (1,491)                --
     Other transfers                                          36,610            (41,613)            (7,258)              (395)
                                                       -------------      -------------      -------------      -------------
                 Payments and withdrawals                     36,684             25,879                393              3,189
                                                       -------------      -------------      -------------      -------------
                 Increase (decrease) in net assets           173,086            (15,901)            80,654              2,952
Beginning of year net assets                               1,178,760          1,309,229            845,324             92,060
                                                       -------------      -------------      -------------      -------------
End of year net assets                                 $   1,351,846          1,293,328            925,978             95,012
                                                       =============      =============      =============      =============


                                                           JANUS ASPEN
                                                          INTERNATIONAL
                                                            GROWTH
                                                           PORTFOLIO             TOTAL
                                                          -------------      -------------
Operations:
     Investment income (loss)--net                               (4,416)           (45,542)
     Net realized gains (losses) on investments                  17,422           (133,869)
     Net change in unrealized appreciation
        (depreciation) on investments                            78,565            445,628
                                                          -------------      -------------
                 Net increase (decrease) in net
                    assets from operations                       91,571            266,217
                                                          -------------      -------------
Payments and withdrawals:
     Premium transfers in                                        11,982            309,384
     Annuity benefits transfers and surrenders                   (6,195)          (220,836)
     Policy loan transfers                                         (486)            (4,446)
     Other transfers                                            (13,756)           (26,412)
                                                          -------------      -------------
                 Payments and withdrawals                        (8,455)            57,690
                                                          -------------      -------------
                 Increase (decrease) in net assets               83,116            323,907
Beginning of year net assets                                    531,367          3,956,740
                                                          -------------      -------------
End of year net assets                                          614,483          4,280,647
                                                          =============      =============



See accompanying notes to financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M
                       Statement of Changes in Net Assets
                          Year ended December 31, 2003


                                                                      INVESTORS MARK SERIES FUND, INC.
                                                       ---------------------------------------------------------------------
                                                         GROWTH &           LARGE CAP          SMALL CAP           MONEY
                                                          INCOME             GROWTH             EQUITY             MARKET
                                                         PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                       -------------      -------------      -------------      -------------
Operations:
     Investment income (loss)--net                     $     (11,674)           (19,533)           (15,811)              (527)
     Net realized gains (losses) on investments              (11,109)          (185,914)          (130,201)                --
     Net change in unrealized appreciation
        (depreciation) on investments                        288,921            457,758            389,715                 --
                                                       -------------      -------------      -------------      -------------
                 Net increase (decrease) in net
                    assets from operations                   266,138            252,311            243,703               (527)
                                                       -------------      -------------      -------------      -------------
Payments and withdrawals:
     Premium transfers in                                    122,183            154,325             74,216              9,081
     Annuity benefits transfers and surrenders               (67,254)           (82,821)           (77,028)           (13,346)
     Policy loan transfers                                       129                (90)              (153)                --
     Other transfers                                             (65)            (7,611)            10,199           (136,586)
                                                       -------------      -------------      -------------      -------------
                 Payments and withdrawals                     54,993             63,803              7,234           (140,851)
                                                       -------------      -------------      -------------      -------------
                 Increase (decrease) in net assets           321,131            316,114            250,937           (141,378)
Beginning of year net assets                                 857,629            993,115            594,387            233,438
                                                       -------------      -------------      -------------      -------------
End of year net assets                                 $   1,178,760          1,309,229            845,324             92,060
                                                       =============      =============      =============      =============


                                                           BERGER
                                                        INSTITUTIONAL
                                                          PRODUCTS          JANUS ASPEN
                                                           TRUST IPT       INTERNATIONAL
                                                         INTERNATIONAL         GROWTH
                                                              FUND            PORTFOLIO           TOTAL
                                                         -------------      -------------     -------------
Operations:
     Investment income (loss)--net                               5,321                465           (41,759)
     Net realized gains (losses) on investments               (374,222)             5,988          (695,458)
     Net change in unrealized appreciation
        (depreciation) on investments                          304,818            151,444         1,592,656
                                                         -------------      -------------     -------------
                 Net increase (decrease) in net
                    assets from operations                     (64,083)           157,897           855,439
                                                         -------------      -------------     -------------
Payments and withdrawals:
     Premium transfers in                                            9             28,373           388,187
     Annuity benefits transfers and surrenders                  (6,064)                --          (246,513)
     Policy loan transfers                                        (479)               232              (361)
     Other transfers                                          (377,916)           344,865          (167,114)
                                                         -------------      -------------     -------------
                 Payments and withdrawals                     (384,450)           373,470           (25,801)
                                                         -------------      -------------     -------------
                 Increase (decrease) in net assets            (448,533)           531,367           829,638
Beginning of year net assets                                   448,533                 --         3,127,102
                                                         -------------      -------------     -------------
End of year net assets                                              --            531,367         3,956,740
                                                         =============      =============     =============



See accompanying notes to financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2004 and 2003



(1)      ORGANIZATION

         The FSL Separate Account M (the Separate Account), marketed as FSL Flexible Premium Variable Annuity (the Contract), is a segregated investment account of Fidelity Security Life Insurance Company (the Company). The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Separate Account was established by the Company on May 14, 1999 and commenced operations on May 20, 1999. All deposits received by the Separate Account are invested in one or more of the investment options, as listed below, in accordance with the selection made by the contract owner.

         The Contract has five investment choices, one fixed account and four investment options. The fixed account is part of the general assets of the Company and provides an investment rate guaranteed by the Company. The five investment options available are portfolios of Investors Mark Series Fund, Inc. and Janus Aspen International Growth Portfolio and collectively constitute the assets of the Separate Account. These options and their objectives are as follows:



                    FUND                                                FUND OBJECTIVE
---------------------------------------------  -------------------------------------------------------------------
Investors Mark Series Fund, Inc.:
         Growth & Income Portfolio             Capital growth by investing in common stocks of growing
                                                   companies
         Large Cap Growth Portfolio            Long-term growth of capital and income by investing
                                                   primarily in equity securities of large companies that
                                                   are in the top 25% of their industry sectors
         Small Cap Equity Portfolio            Capital appreciation by investing in common stock of
                                                   small U.S. and foreign companies
         Money Market Portfolio                Current income with stability of principal and liquidity by investing in short-term, high-quality, fixed-income securities
Janus Financial Services:
         Aspen International Growth            Capital growth by investing in stocks of growing foreign
             Portfolio                             companies


         In March 2003, those assets invested in the Berger Institutional Products Trust--IPT International Fund were transferred into the Janus Aspen International Growth Portfolio and the Berger Institutional Products Trust--IPT International Fund was subsequently discontinued as an investment option.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         (a)      INVESTMENT VALUATION

                  Investments in mutual fund shares are carried in the statements of net assets at the net asset value of the underlying mutual fund.



                                       6                             (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2004 and 2003


         (b)      SECURITIES TRANSACTIONS AND INVESTMENT INCOME

                  Securities transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis. Interest and dividend income and capital gains distributions paid by the funds to the Separate Account are reinvested in additional shares of each respective subaccount and are allocated to the contracts on each valuation date based on each individual annuity contract's pro rata share of the net assets of the investment option as of the beginning of the valuation date.

         (c)      UNIT VALUATIONS

                  Investments in all five investment options are tracked using an accumulation unit. Contract owners may elect to own lump-sum units or easy-pay units depending on the payment plan selected (see note 4). Every business day, the value of the accumulation unit is determined after the New York Stock Exchange closes. The value is determined by computing the change in the published net asset value for the investment option from the previous day to the current business day; subtracting any charges, including the product expense charge and any taxes; and multiplying the previous business day's accumulation unit value by this result.

         (d)      FEDERAL INCOME TAX

                  The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Separate Account, including its portfolios, are part of the total operations of the Company and are not taxed as a separate entity. Under Federal income tax law, net investment income and realized gains (losses) are retained in the Separate Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

         (e)      RISKS AND UNCERTAINTIES

                  Certain risks and uncertainties are inherent to the Separate Account's day-to-day operations and to the process of preparing its financial statements. The more significant of those risks and uncertainties, as well as the Separate Account's method for mitigating the risks, are presented below and throughout the notes to the financial statements.

                           o Financial Statements--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

                           o Investments--The Separate Account is exposed to risks that issuers of securities owned will default or that interest rates will change and cause a decrease in the value of the investments. Management mitigates these risks by offering the investor a variety of investment options, fund prospectuses, quarterly personal investment statements, and annual financial statements.



                                       7                             (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2004 and 2003


(3)      PURCHASES AND SALES OF INVESTMENTS

         The cost of purchases and proceeds from sales of investment options for the years ended December 31, 2004 and 2003 were as follows:



                                                                             2004
                                                                -------------------------------
                                                                  PURCHASES           SALES
                                                                -------------     -------------
IMS Growth & Income Portfolio                                   $     165,509           128,884
IMS Large Cap Growth Portfolio                                        128,406           102,526
IMS Small Cap Equity Portfolio                                         89,375            88,982
IMS Money Market Portfolio                                             21,699            17,476
Janus Aspen International Growth Portfolio                             51,280            54,473
                                                                -------------     -------------
                                                                $     456,269           392,341
                                                                =============     =============

                                                                             2003
                                                                -------------------------------
                                                                  PURCHASES          SALES
                                                                -------------     -------------
IMS Growth & Income Portfolio                                   $     136,180           115,505
IMS Large Cap Growth Portfolio                                        175,866           143,107
IMS Small Cap Equity Portfolio                                        112,395           148,386
IMS Money Market Portfolio                                             12,100           158,405
Janus Aspen International Growth Portfolio                            419,893            35,289
Berger Institutional Products Trust--IPT International Fund                --           389,718
                                                                -------------     -------------
                                                                $     856,434           990,410
                                                                =============     =============

(4)      EXPENSES AND RELATED PARTY TRANSACTIONS

         Each day the Company makes a deduction from the Separate Account for a mortality and expense risk charge. This charge is for all of the insurance benefits (that is, guarantee of annuity rates, the death benefit) and for assuming the risk that current charges will be insufficient in the future to cover the cost of administering the Separate Account. The product expense charge is assessed based on the daily unit values of the contract holder's portion of the assets in the Separate Account. The assessments are as follows:

         o        Lump-Sum Payments--0.90%, on an annual basis.

         o Easy-Pay Payments--0.90%, on an annual basis, for contracts that have reached a value of $100,000 or more or 1.50%, on an annual basis, for contracts that have a value of less than $100,000.

         This charge cannot be increased and could be reduced if sales of the contract are made to individuals or to a group of individuals in such a manner that results in a reduction of the Company's administrative costs or other savings.





                                       8                             (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2004 and 2003


         A surrender charge may be deducted in the event of a surrender from a contract. Subject to a free surrender amount and other waivers or reductions, surrender charges are assessed as follows:


                                                                                  SURRENDER CHARGE
                   NUMBER OF COMPLETE YEARS FROM                       ---------------------------------------
                    RECEIPT OF PURCHASE PAYMENTS                           EASY PAY                LUMP SUM
---------------------------------------------------------------------  -------------           ---------------
                               0 - 1                                               6%                     7%
                                 1                                                 6                      6
                                 2                                                 6                      5
                                 3                                                 5                      4
                                 4                                                 5                      3
                                 5                                                 4                      2
                                 6                                                 3                      1
                                 7                                                 2                     --
                                 8                                                 2                     --
                                 9                                                 1                     --
                         10 and thereafter                                        --                     --



         There were no significant surrender charges deducted during 2004 or 2003.

         The Company also assesses a transfer charge for each transfer during the accumulation phase in excess of 12 transfers during a contract year.

(5)      CHANGE IN UNITS OUTSTANDING

         The changes in units outstanding for the years ended December 31, 2004 and 2003 were as follows:



                                                                  2004
                                               --------------------------------------------
                                                 UNITS           UNITS          NET INCREASE
                                                 ISSUED         REDEEMED         (DECREASE)
                                               -----------     -----------      -----------
IMS Growth & Income Portfolio                       15,089         (11,758)           3,331
IMS Large Cap Growth Portfolio                      20,728         (16,870)           3,858
IMS Small Cap Equity Portfolio                       7,176          (7,166)              10
IMS Money Market Portfolio                           1,956          (1,611)             345
Janus Aspen International Growth Portfolio           3,307          (3,909)            (602)
                                               -----------     -----------      -----------
                     Total                          48,256         (41,314)           6,942
                                               ===========     ===========      ===========





                                       9                             (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2004 and 2003

                                                                           2003
                                                       -----------------------------------------------
                                                         UNITS             UNITS          NET INCREASE
                                                         ISSUED           REDEEMED         (DECREASE)
                                                       ------------     ------------      ------------
IMS Growth & Income Portfolio                                14,539           (8,572)            5,967
IMS Large Cap Growth Portfolio                               30,670          (21,117)            9,553
IMS Small Cap Equity Portfolio                               10,317          (10,409)              (92)
IMS Money Market Portfolio                                    1,006          (13,733)          (12,727)
Berger Institutional Products Trust--
         IPT International Fund                               1,419          (67,637)          (66,218)
Janus Aspen International Growth Portfolio                   40,065           (2,830)           37,235
                                                       ------------     ------------      ------------
                     Total                                   98,016         (124,298)          (26,282)
                                                       ============     ============      ============

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2004 and 2003


(6)      FINANCIAL HIGHLIGHTS

         A summary of unit values for variable annuity contracts and the expense ratios, excluding expenses for the underlying fund, for the years ended December 31, 2004, 2003, 2002, 2001, and 2000 follows:


                                                                     DECEMBER 31
                                       -------------------------------------------------------------------
                                                       UNIT FAIR VALUE                       INVESTMENT *
                                                          LOWEST TO                            INCOME
                                           UNITS          HIGHEST             NET ASSETS        RATIO
                                       -------------  -----------------    --------------  ---------------
Investors Mark Series Fund, Inc.:
    Growth & Income Portfolio:
        2004                                 106,713 $ 10.72 to 12.93           1,351,846            0.02%
        2003                                 103,382   7.72 to 11.58            1,178,760             0.74
        2002                                  97,415   8.68 to 8.87               857,629             0.72
        2001                                 101,905   10.78 to 10.95           1,111,200             0.52
        2000                                  85,831   11.71 to 11.83           1,013,545
    Large Cap Growth Fund:
        2004                                 189,108   6.09 to 7.41             1,293,328             0.00
        2003                                 185,250   5.10 to 7.16             1,309,229             0.09
        2002                                 175,697   5.57 to 5.69               993,115             0.00
        2001                                 161,175   7.90 to 8.03             1,288,434             0.00
        2000                                 149,721   10.63 to 10.74           1,605,372
    Small Cap Equity Fund:
        2004                                  60,722   11.73 to 15.70             925,978             0.00
        2003                                  60,712   8.49 to 14.15              845,324             0.00
        2002                                  60,804   9.63 to 9.84               594,387             0.00
        2001                                  59,053   13.00 to 13.20             776,550             0.00
        2000                                  53,650   14.61 to 14.75             790,628
    Money Market Portfolio:
        2004                                   8,730   10.71 to 11.08              95,012             0.80
        2003                                   8,385   10.32 to 11.10              92,060             0.16
        2002                                  21,112   10.86 to 11.10             233,438             1.15
        2001                                  18,333   10.87 to 11.04             202,015             3.53
        2000                                  17,724   10.65 to 10.75             190,387
Berger Institutional Products Trust--
    IPT International Fund:
        2004                                      --              --                   --               --
        2003                                      --              --                   --               --
        2002                                  66,218   6.67 to 6.81               448,533             3.88
        2001                                  63,426   8.60 to 8.73               551,715             1.05
        2000                                  57,902   10.95 to 11.05             639,428
Janus Institutional Services:
    Aspen International Growth
        Portfolio
        2004                                  36,633   12.94 to 16.85             614,483             0.86
        2003                                  37,235   9.61 to 14.30              531,368             0.99


                                                   YEAR ENDED DECEMBER 31
                                        ----------------------------------------------
                                         EXPENSE RATIO              TOTAL RETURN **
                                           LOWEST TO                  LOWEST TO
                                            HIGHEST                    HIGHEST
                                        ----------------          --------------------
Investors Mark Series Fund, Inc.:
    Growth & Income Portfolio:
        2004                             0.90% to 1.50%                  9.84% to 10.38%
        2003                             0.90% to 1.50%               (14.52)% to 32.19%
        2002                             0.90% to 1.50%             (19.75)% to (19.27)%
        2001                             0.90% to 1.50%               (7.98)% to (7.43)%
        2000                             0.90% to 1.50%                 14.07% to 14.76%
    Large Cap Growth Fund:
        2004                             0.90% to 1.50%               (2.92)% to (3.54)%
        2003                             0.90% to 1.50%               (11.84)% to 27.27%
        2002                             0.90% to 1.50%             (30.09)% to (29.68)%
        2001                             0.90% to 1.50%             (25.69)% to (25.24)%
        2000                             0.90% to 1.50%             (13.33)% to (12.81)%
    Small Cap Equity Fund:
        2004                             0.90% to 1.50%                   8.43% to 8.98%
        2003                             0.90% to 1.50%               (15.85)% to 45.15%
        2002                             0.90% to 1.50%             (25.03)% to (24.58)%
        2001                             0.90% to 1.50%             (11.07)% to (10.54)%
        2000                             0.90% to 1.50%               (4.13)% to (3.56)%
    Money Market Portfolio:
        2004                             0.90% to 1.50%                 (.60)% to (.66)%
        2003                             0.90% to 1.50%                 (8.14)% to 1.16%
        2002                             0.90% to 1.50%                 (.17)% to (.42)%
        2001                             0.90% to 1.50%                   2.23% to 2.84%
        2000                             0.90% to 1.50%                   4.43% to 5.06%
Berger Institutional Products Trust--
    IPT International Fund:
        2004                                        --                              --
        2003                                        --                              --
        2002                             0.90% to 1.50%             (22.31)% to (21.85)%
        2001                             0.90% to 1.50%             (21.46)% to (20.99)%
        2000                             0.90% to 1.50%              (11.30)% to (0.77)%
Janus Institutional Services:
    Aspen International Growth
        Portfolio
        2004                             0.90% to 1.50%                 14.66% to 15.17%
        2003                             0.90% to 1.50%                (5.42)% to 41.48%


* The investment income ratio represents the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items in the expense ratio. The total return does not include any expenses assessed through the withdrawal of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                         Statutory Financial Statements

                        December 31, 2004, 2003 and 2002

                   (With Independent Auditors' Report Thereon)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                                TABLE OF CONTENTS



                                                                                                                     PAGE
Independent Auditors' Report                                                                                          1

Statutory Financial Statements:

     Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus                                    2

     Statutory Statements of Operations                                                                               3

     Statutory Statements of Changes in Capital and Surplus                                                           4

     Statutory Statements of Cash Flow                                                                                5

     Notes to Statutory Financial Statements                                                                          6

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Fidelity Security Life Insurance Company:


We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of Fidelity Security Life Insurance Company (the Company) as of December 31, 2004 and 2003, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period then ended. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statutory financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statutory financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in note 2, the Company prepared these statutory financial statements in conformity with the accounting practices prescribed or permitted by the Missouri Department of Insurance, which practices differ from accounting principles generally accepted in the Unites States of America. The effects on the statutory financial statements of the variances between the statutory accounting practices and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Fidelity Security Life Insurance Company as of December 31, 2004 and 2003, or the results of its operations or its cash flows for each of the years in the three-year period then ended.

Also, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of Fidelity Security Life Insurance Company as of December 31, 2004 and 2003, and the results of its operations and its cash flow for each of the three years then ended on the basis of accounting described in note 2.

/s/ KPMG LLP



Kansas City, Missouri
April 7, 2005

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
  Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus
                           December 31, 2004 and 2003

                                                                                                    2004                2003
                                                                                               ---------------     ---------------
                                 ADMITTED ASSETS

Bonds, at amortized cost (market, $380,413,858 and $367,021,028 in 2004
       and 2003, respectively)                                                                 $   370,087,011         358,700,916
Preferred stocks, at market (cost of $250,000 in 2003)                                                      --              31,500
Common stocks, at market (cost of $464,205 and $1,355,451 in 2004
       and 2003, respectively)                                                                         534,147           1,050,247
Mortgage loans on real estate                                                                        7,250,651           7,940,445
Policy loans                                                                                         6,251,427           6,281,921
Cash and short-term investments                                                                     29,045,888          20,649,021
Other invested assets                                                                                4,153,108           4,456,217
Receivable for securities sold                                                                       2,935,028                  --
                                                                                               ---------------     ---------------
                           Total cash and invested assets                                          420,257,260         399,110,267
Due and deferred premiums                                                                            7,887,408           9,007,371
Accrued investment income                                                                            3,787,504           3,885,223
Accrued retrospective premiums                                                                       1,032,684                  --
Federal income tax recoverable (including deferred tax asset of
       $637,732 and $631,254 in 2004 and 2003, respectively)                                           637,732             742,373
Due from reinsurers and other companies                                                              1,880,159           5,135,090
Receivable from parent, subsidiaries, and affiliates                                                   412,892                  --
Amount receivable relating to uninsured accident and health plans                                           --              53,311
State guaranty fund deposits                                                                           256,846             346,988
Assets held in separate account                                                                     18,491,638           3,965,841
                                                                                               ---------------     ---------------
                           Total admitted assets                                               $   454,644,123         422,246,464
                                                                                               ===============     ===============
                                    LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
       Aggregate reserves:
            Life insurance and annuity contracts                                               $   331,881,585         321,896,067
            Accident and health insurance                                                           11,242,569          10,876,852
       Claim reserves:
            Life insurance                                                                           2,210,551           2,123,642
            Accident and health insurance                                                            9,318,099           9,690,428
       Advance premiums and unapplied receipts                                                       1,292,193           1,678,207
       Provision for experience rating refunds                                                       1,322,967           1,239,466
       Due to reinsurers and other companies                                                        12,351,224          13,519,381
       Commissions, taxes, and general expenses                                                      4,955,738           2,695,651
       Current federal and foreign income taxes                                                        202,824                  --
       Interest maintenance reserve (IMR)                                                            5,164,269           4,070,769
       Asset valuation reserve (AVR)                                                                 1,750,441           1,688,333
       Liabilities related to separate account                                                      18,491,638           3,965,841
                                                                                               ---------------     ---------------
                           Total liabilities                                                       400,184,098         373,444,637
                                                                                               ---------------     ---------------
Capital and surplus:
       Capital stock, $2.50 par value. Authorized 1,100,000 shares; issued and
            outstanding 987,347 shares in 2004 and 2003                                              2,500,000           2,500,000
       Preferred stock, $100.00 par value. Authorized 50,000 shares; issued and
            outstanding 30,000 shares in 2004 and 2003                                               3,000,000           3,000,000
       Paid-in and contributed surplus                                                               1,268,987           1,188,310
       Unassigned surplus                                                                           48,244,551          42,604,542
                                                                                               ---------------     ---------------
                                                                                                    55,013,538          49,292,852
       Less treasury stock, at cost, 12,653 and 13,653 shares in 2004 and 2003, respectively           553,513             491,025
                                                                                               ---------------     ---------------
                           Total capital and surplus                                                54,460,025          48,801,827
                                                                                               ---------------     ---------------
                           Total liabilities and capital and surplus                           $   454,644,123         422,246,464
                                                                                               ===============     ===============

See accompanying notes to statutory financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                       Statutory Statements of Operations
                  Years ended December 31, 2004, 2003 and 2002

                                                                  2004               2003               2002
                                                              -------------      -------------      -------------
Income:
   Life premiums                                              $  19,647,968         12,021,821         11,834,351
   Annuity deposits                                              32,661,823         19,356,249         14,692,289
   Accident and health premiums                                 102,935,627         83,424,944         51,086,014
   Investment income, net                                        19,830,438         20,065,858         22,750,603
   Amortization of IMR                                              925,130            823,970            582,598
                                                              -------------      -------------      -------------
      Total income                                              176,000,986        135,692,842        100,945,855
                                                              -------------      -------------      -------------
Policy benefits and expenses:
   Life insurance                                                 7,576,335          8,041,999          7,621,844
   Annuities                                                     28,932,169         20,415,643         21,587,162
   Accident and health insurance                                 62,653,780         53,943,872         38,294,946
   Increase in aggregate reserves                                10,999,179         12,634,805          1,331,261
                                                              -------------      -------------      -------------
      Total policy benefits and expenses                        110,161,463         95,036,319         68,835,213
Commissions, net of ceding allowances                            25,076,525         17,494,902         13,302,195
General insurance expenses                                       15,347,126         14,246,301         13,502,897
Insurance taxes, licenses, and fees                               3,579,420          3,820,063          1,861,899
Change in loading and cost of collection on due and
   deferred premiums                                                137,118            (14,572)            15,308
Separate account transfers                                       13,219,037            (25,799)           142,436
                                                              -------------      -------------      -------------
                                                                167,520,689        130,557,214         97,659,948
                                                              -------------      -------------      -------------
      Income before Federal income taxes and net realized
         capital gains                                            8,480,297          5,135,628          3,285,907
Federal income taxes                                              2,172,559          1,051,042            328,747
                                                              -------------      -------------      -------------
      Income before net realized capital gains                    6,307,738          4,084,586          2,957,160
Net realized capital losses, net of income taxes and IMR
   transfers                                                     (1,331,324)        (1,083,105)          (373,700)
                                                              -------------      -------------      -------------
      Net income                                              $   4,976,414          3,001,481          2,583,460
                                                              =============      =============      =============


See accompanying notes to statutory financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

             Statutory Statements of Changes in Capital and Surplus

                  Years ended December 31, 2004, 2003 and 2002


                                                                                                PAID-IN AND
                                                                COMMON          PREFERRED       CONTRIBUTED      UNASSIGNED
                                                                 STOCK            STOCK           SURPLUS          SURPLUS
                                                              ------------     ------------     ------------     ------------
Balance, December 31, 2001                                    $  2,500,000        3,000,000          996,198       37,600,684
       Net income                                                       --               --               --        2,583,460
       Change in unrealized capital gains and losses                    --               --               --          220,021
       Dividends on preferred stock                                     --               --               --         (232,500)
       Change in liability for reinsurance
            in unauthorized companies                                   --               --               --          (49,436)
       Change in net deferred income taxes                              --               --               --         (535,437)
       Change in nonadmitted assets                                     --               --               --          307,110
       Change in asset valuation reserve                                --               --               --         (724,111)
       Sale of treasury stock                                           --               --          192,112               --
                                                              ------------     ------------     ------------     ------------
Balance, December 31, 2002                                       2,500,000        3,000,000        1,188,310       39,169,791
       Net income                                                       --               --               --        3,001,481
       Change in unrealized capital gains and losses                    --               --               --          363,044
       Dividends on preferred stock                                     --               --               --         (232,500)
       Change in liability for reinsurance
            in unauthorized companies                                   --               --               --         (129,118)
       Change in net deferred income taxes                              --               --               --           (7,441)
       Change in nonadmitted assets                                     --               --               --           (1,696)
       Change in asset valuation reserve                                --               --               --          440,981
                                                              ------------     ------------     ------------     ------------
Balance, December 31, 2003                                       2,500,000        3,000,000        1,188,310       42,604,542
       Net income                                                       --               --               --        4,976,413
       Change in unrealized capital gains and losses                    --               --               --          593,648
       Dividends on preferred stock                                     --               --               --         (232,500)
       Change in liability for reinsurance
            in unauthorized companies                                   --               --               --          193,822
       Change in net deferred income taxes                              --               --               --            6,479
       Change in nonadmitted assets                                     --               --               --          164,255
       Change in asset valuation reserve                                --               --               --          (62,108)
       Sales of 7,200 shares of treasury stock                          --               --           80,677               --
       Purchase of 6,200 shares of treasury stock                       --               --               --               --
                                                              ------------     ------------     ------------     ------------
Balance, December 31, 2004                                    $  2,500,000        3,000,000        1,268,987       48,244,551
                                                              ============     ============     ============     ============


                                                                 TREASURY
                                                                   STOCK             TOTAL
                                                                ------------      ------------
Balance, December 31, 2001                                          (997,979)       43,098,903
       Net income                                                         --         2,583,460
       Change in unrealized capital gains and losses                      --           220,021
       Dividends on preferred stock                                       --          (232,500)
       Change in liability for reinsurance
            in unauthorized companies                                     --           (49,436)
       Change in net deferred income taxes                                --          (535,437)
       Change in nonadmitted assets                                       --           307,110
       Change in asset valuation reserve                                  --          (724,111)
       Sale of treasury stock                                        506,954           699,066
                                                                ------------      ------------
Balance, December 31, 2002                                          (491,025)       45,367,076
       Net income                                                         --         3,001,481
       Change in unrealized capital gains and losses                      --           363,044
       Dividends on preferred stock                                       --          (232,500)
       Change in liability for reinsurance
            in unauthorized companies                                     --          (129,118)
       Change in net deferred income taxes                                --            (7,441)
       Change in nonadmitted assets                                       --            (1,696)
       Change in asset valuation reserve                                  --           440,981
                                                                ------------      ------------
Balance, December 31, 2003                                          (491,025)       48,801,827
       Net income                                                         --         4,976,413
       Change in unrealized capital gains and losses                      --           593,648
       Dividends on preferred stock                                       --          (232,500)
       Change in liability for reinsurance
            in unauthorized companies                                     --           193,822
       Change in net deferred income taxes                                --             6,479
       Change in nonadmitted assets                                       --           164,255
       Change in asset valuation reserve                                  --           (62,108)
       Sales of 7,200 shares of treasury stock                       224,463           305,140
       Purchase of 6,200 shares of treasury stock                   (286,951)         (286,951)
                                                                ------------      ------------
Balance, December 31, 2004                                          (553,513)       54,460,025
                                                                ============      ============


See accompanying notes to statutory financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                        Statutory Statements of Cash Flow
                  Years ended December 31, 2004, 2003 and 2002

                                                                                      2004              2003            2002
                                                                                   -------------    -------------    -------------
Cash from operations:
      Premium and annuity considerations                                           $ 153,476,268      120,717,698      124,831,764
      Considerations for supplemental contracts with life contingencies                1,994,190        2,372,981        2,382,053
      Investment income, net                                                          22,328,293       23,242,739       23,104,200
      Commission and expense allowances on reinsurance ceded                          43,768,796       44,303,003       14,714,228
      Fees associated with investment management, administration,
           and contract guarantees from separate account                                 250,211          200,046               --
      Miscellaneous income                                                                19,008          545,984          552,710
      Death benefits                                                                  (6,643,853)      (7,376,792)      (6,620,890)
      Annuity benefits                                                               (26,882,121)     (18,486,149)     (19,815,821)
      Disability benefits and benefits under accident and health policies            (62,653,780)     (53,943,872)     (38,294,946)
      Surrender benefits and other fund withdrawals                                     (929,107)        (665,207)      (1,000,954)
      Interest on policy or contract funds                                               (19,884)         (15,372)         (17,695)
      Payments on supplementary contracts with life contingencies                     (2,050,047)      (1,929,494)      (1,771,341)
      Contract claims--life                                                               86,909          607,027         (978,136)
      Contract claims--A&H                                                              (372,329)       1,180,713       (3,656,462)
      Other amounts payable on reinsurance                                              (143,883)      (2,942,346)      (7,804,710)
      Other amounts receivable under reinsurance contracts                             3,254,931          532,211        6,472,002
      Commissions on premiums and annuity considerations                             (68,103,335)     (60,824,372)     (61,942,961)
      Commissions and expense allowances on reinsurance assumed                         (741,986)        (973,532)        (698,038)
      General insurance expenses                                                     (15,616,345)     (14,992,331)     (14,055,608)
      Insurance, taxes, licenses, and fees                                            (3,579,420)      (3,820,063)      (1,861,899)
      Aggregate write-ins for deductions                                                  89,855          163,132          198,281
      Commissions to agents due or accrued                                               860,439       (1,164,959)      (4,299,724)
      General expense due or accrued                                                     616,003          997,614          (73,297)
      Taxes, licenses, or fees due or accrued, excluding FIT                             683,828          287,217       (1,067,676)
      Amounts receivable relating to uninsured plans                                      53,311              627          (53,938)
      Guaranty funds receivable or on deposit                                             90,142          275,607         (298,491)
      Nonadmitted guaranty funds receivable or on deposit                                164,302           (1,696)              --
      Net transfers to separate account                                              (13,219,037)          25,799         (142,436)
      Federal income taxes                                                            (2,003,000)        (708,808)        (295,862)
                                                                                   -------------    -------------    -------------
                           Net cash provided by operations                            24,778,359       27,607,405        7,504,353
                                                                                   -------------    -------------    -------------
Cash from investments:
      Proceeds from investments sold, matured, or repaid:
           Bonds                                                                     141,312,027      154,604,373       87,427,778
           Stocks                                                                     17,109,270        1,449,065          487,746
           Mortgage loans                                                                665,950          239,955               --
           Miscellaneous proceeds                                                             --        2,810,075          529,911
      Costs of investments acquired:
           Bonds                                                                    (153,367,738)    (181,707,621)    (102,822,026)
           Stocks                                                                    (16,539,943)      (1,304,269)        (307,251)
           Mortgage loans                                                                     --       (4,586,388)      (3,600,000)
           Other invested assets                                                              --         (671,838)        (416,097)
           Miscellaneous applications                                                 (2,935,028)              --       (2,428,441)
      Net decrease in policy loans                                                        30,495          272,395         (221,814)
                                                                                   -------------    -------------    -------------
                           Net cash used in investments                              (13,724,967)     (28,894,253)     (21,350,194)
                                                                                   -------------    -------------    -------------
Cash from financing and miscellaneous sources:
      Purchase of treasury stock                                                        (286,951)              --          192,112
      Sales of treasury stock                                                            305,140               --        1,883,775
      Deposits on deposit-type contracts                                                (631,436)       1,819,670       11,728,640
      Other cash provided                                                             (1,810,778)       3,426,370         (232,500)
      Dividends paid to stockholders                                                    (232,500)        (232,500)      (1,860,939)
      Withdrawals on deposit-type contracts without life contingencies                        --       (1,869,196)        (404,804)
                                                                                   -------------    -------------    -------------
                           Net cash provided by (used in) financing and
                             miscellaneous sources                                    (2,656,525)       3,144,344       11,306,284
                                                                                   -------------    -------------    -------------
                           Increase in cash and short-term investments                 8,396,867        1,857,496       (2,539,557)
Cash and short-term investments:
      Beginning of year                                                               20,649,021       18,791,525       21,331,082
                                                                                   -------------    -------------    -------------
      End of year                                                                  $  29,045,888       20,649,021       18,791,525
                                                                                   =============    =============    =============


See accompanying notes to statutory financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002



(1)      ORGANIZATION

         Fidelity Security Life Insurance Company (the Company) is a stock life insurance company writing life, accident, and health and variable and fixed annuity contracts. The Company is domiciled in the state of Missouri and is licensed in the District of Columbia and all states except New York, where it is licensed as a reinsurer. The Company currently markets group annuities, group life, and group accident and health, including group medical and self-funding arrangements, primarily through independent brokers and third-party administrators who specialize in group coverage.

         The top geographic locations in the United States for premiums and deposits earned by the Company were California, Florida, Illinois, Texas, Pennsylvania, and Missouri for the years ended December 31, 2004, 2003 and 2002. No other jurisdiction accounted for more than 5% of statutory premiums and deposits for the Company.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         (a)      BASIS OF PRESENTATION

                  The accompanying statutory financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Missouri Department of Insurance. Prescribed statutory accounting practices are promulgated by the National Association of Insurance Commissioners (NAIC), as well as through state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices other than those so prescribed.

                  Accounting practices prescribed or permitted by the Missouri Department of Insurance comprise a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). The more significant differences are as follows:

                  (a) Investments in bonds are recorded at amortized cost or fair values established and/or approved by the NAIC. GAAP requires investments, other than those in subsidiaries, to be classified as held to maturity, trading, or available-for-sale. Held-to-maturity securities are carried at amortized cost; trading securities are carried at fair value, with the changes in fair value included in the statement of income; and available-for-sale securities are carried at fair value, with the changes in fair value reflected as a separate component of surplus.

                  (b) Investments in common stocks are valued as prescribed by the Securities Valuation Office (SVO) of the NAIC; while, under GAAP, common stocks are reported at market value.

                  (c) Subsidiaries are included as common stock carried under the statutory equity method, with the changes in value of subsidiaries credited directly to the Company's surplus for statutory accounting. Income from subsidiaries is recognized in the statement of operations only to the extent of dividends received; while GAAP requires either consolidation or the equity or net income of subsidiaries to be credited to the statement.

                  (d) Certain assets designated as "nonadmitted assets" (principally prepaid guaranty association assessments) have been excluded from the statutory statements of admitted assets, liabilities, and capital and surplus by a charge to unassigned surplus; whereas, for GAAP, these assets are



                                       6                             (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


                           recognized in the balance sheets. As of December 31, 2004 and 2003, "nonadmitted assets" totaled $579,725 and $210,401, respectively.

                  (e) The asset valuation reserve (AVR) and interest maintenance reserve (IMR), which are contingency reserves for possible losses on investments, are recorded as liabilities through charges to surplus and net income, respectively. Gains and losses captured in the IMR are being amortized into income ratably from the date of the sale of the security to the original contractual maturity of the security sold. Under GAAP, there are no provisions for AVR and IMR.

                  (f) Assets and liabilities are recorded net of ceded reinsurance balances; whereas, for GAAP, amounts are recorded gross.

                  (g) Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred; while, under GAAP, acquisition costs are capitalized and amortized to operations as the revenues are recognized.

                  (h) Changes in deferred income taxes are recorded directly to surplus as opposed to being an item of income tax benefit or expense for GAAP financial reporting purposes. Admittance testing may result in a charge to capital and surplus for nonadmitted portions of deferred tax assets. Under GAAP reporting, a valuation allowance may be recorded against the deferred tax asset and reflected as an expense for financial reporting purposes.

                  (i) Statutory policy reserves are based on statutory mortality and interest assumptions prescribed or permitted by statutes, without consideration of lapses or withdrawals. Under GAAP, statutory policy reserves for life insurance consider lapses and withdrawals. In addition, the effect, if any, on reserves due to a change in reserve on account of change in valuation basis is recorded directly to unassigned surplus rather than included in the determination of net gain from operations.

                  (j) Premium receipts and benefits on universal life-type contracts are recorded as revenue and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees, which are recognized when assessed against the policyholder account balance. Additionally, under GAAP, premium receipts on universal life-type contracts arc considered deposits and are recorded as interest-bearing liabilities.

                  (k) Comprehensive income and its components are not presented in the statutory financial statements.

                  (l) The statement of cash flow differs in certain respects from the presentation required by Statement of Financial Accounting Standards (SFAS) No. 95, including the presentation of the changes in cash and short-term investments instead of cash and cash equivalents. Short-term investments include securities with original maturities of one year or less.



                                       7                             (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


         (b)      RISKS AND UNCERTAINTIES

                  Certain risks and uncertainties are inherent to the Company's day-to-day operations and to the process of preparing its statutory financial statements. The more significant of those risks and uncertainties, as well as the Company's method for mitigating the risks, are presented below and throughout the notes to the statutory financial statements.

                  o Statutory Financial Statements--The preparation of statutory financial statements in accordance with accounting practices prescribed or permitted by the Missouri Department of Insurance requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                  o Investments--The Company is exposed to risks that issuers of securities owned by the Company will default or that interest rates will change and cause a decrease in the value of its investments. With mortgage-backed securities, the Company is exposed to prepayment risk. As interest rates decline, the rate at which these securities pay down principal will generally increase. Management mitigates these risks by conservatively investing in high-grade securities and by matching maturities of its investments with the anticipated payouts of its liabilities.

                  o External Factors--The Company is highly regulated by the NAIC and the Missouri Department of Insurance. Such regulations, among other things, limit the amount of dividends and impose restrictions on the diversification, amount, and types of investments.

                  o Reinsurance--Reinsurance contracts do not relieve the Company from its obligations to reinsureds. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Management believes that any liability arising from this contingency would not be material to the Company's financial position.

         (c)      INVESTMENTS

                  Investments are valued on the basis prescribed by the Committee on Valuation of Securities of the NAIC. Investments are generally stated as follows:

                  o Investments in bonds with an NAIC rating designation of 1 through 5 are carried at amortized cost; whereas bonds with an NAIC rating of 6 are assigned specific year-end values by the NAIC and are written down to SVO assigned values by charging statutory surplus.

                  o Preferred stocks are stated at cost, or lower of cost or market if not in good standing, as prescribed by the SVO of the NAIC.

                  o Unaffiliated common stocks are stated at market, as prescribed by the SVO of the NAIC.



                                       8                             (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


                  o Common stocks of subsidiaries and affiliates in which the Company has an interest of 10% or more are carried on the statutory equity basis. The change in the stated value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus.

                  o Mortgage loans are carried at their aggregate unpaid balances. Investments in mortgage loans are deemed to be collectible until the Company is notified of an event of default; consequently, the Company does not record an allowance for uncollectible mortgage loans until notified of an event of default.

                  o Policy loans are carried at their aggregate unpaid balances and are collateralized by the cash surrender value of the policyholder's underlying life insurance policy.

                  o Short-term investments, securities with a maturity of one year or less at date of acquisition, are carried at cost, which approximates fair value.

                  o Other invested assets are carried at GAAP equity of $4,153,108 and $4,456,217 at December 31, 2004 and
                           2003, respectively.

                  Net realized gains and losses on securities transactions are determined on a specific identification basis and are included in the statutory statements of income, net of Federal income tax, subject to the provisions of the interest maintenance reserve.

                  Investment income is recognized as earned. Fixed maturity securities, excluding mortgage-backed securities, are amortized using the straight-line method for amortization of premiums and discounts. Amortized premiums and discounts are charged or credited to net investment income. Mortgage-backed securities are carried at amortized cost using the scientific method, including anticipated prepayments utilizing published data when applying interest income. In accounting for mortgage-backed securities and CMOs, the Company uses the retrospective method.

                  Other-than-temporary declines in the fair value of investments are charged to earnings when it is determined that the investor does not have the ability and intent to hold an investment until a forecasted recovery of fair value up to (or beyond) the cost of the investment, which in certain cases may mean until maturity, or it is probable that the investor will be unable to collect all amounts due according to the contractual terms of the debt security. Impairment indicators include, but are not limited to:

                  o A significant deterioration in the earnings performance, credit rating, asset quality, or business prospects of the investee

                  o A significant adverse change in the regulatory, economic, or technological environment of the investee

                  o A significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates



                                       9                             (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


                  o A bona fide offer to purchase (whether solicited or unsolicited), an offer by the investee to sell, or a completed auction process for the same or similar security for an amount less than the cost of the investment

                  o Factors that raise significant concerns about the investee's ability to continue as a going concern, such as negative cash flows from operations, working capital deficiencies, or noncompliance with statutory capital requirements or debt covenants

         (d)      POLICY RESERVES

                  Statutory reserves for life insurance policies, other than single premium life insurance, have been computed primarily by the commissioners' reserve valuation method and net level premium reserve methods. These methods take into account statutory valuation mortality rates and valuation interest rates. Interest rates vary from 2.5% to 6.0%, depending on year of issue and type of insurance. Mortality is based principally on 1958 CSO, 1958 CET, 1960 CSG, 1980 CSO, and 1980 CET, also depending on issue year and type of insurance.

                  For single-premium life insurance policies, reserves have been computed by the universal life insurance reserve method and are based on 1980 CSO mortality with 4.0% interest.

                  Annuity reserves are calculated by the commissioners' annuity reserve valuation method. This takes into account valuation interest rates, future guaranteed interest rates, surrender charges available at various dates into the future, and all other policy-guaranteed provisions, including the guaranteed settlement option rates in the policy forms.

                  Supplementary contracts with life contingencies are based mainly on 1983 GAM.

         (e)      PREMIUMS AND RELATED COMMISSIONS

                  Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Expenses incurred in connection with acquiring new business, including acquisition costs such as sales commissions, are charged to operations as incurred.

         (f)      SEPARATE ACCOUNT

                  Separate account assets and liabilities generally represent funds maintained in accounts to meet specific investment objectives of contract holders who bear the investment risk. Investment income and investment gains and losses accrue directly to such contract holders. The assets of the account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets and liabilities are carried at market value. Deposits are received and transferred to the separate account through the Company. Net investment income and realized and unrealized capital gains and losses on separate account assets are not reflected in the statements of income of the Company and are reflected directly in the separate account.



                                       10                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


         (g)      PREFERRED STOCK

                  The Company's board of directors declares and pays a cash dividend quarterly. The dividend is based on 7.75% of the par value of the preferred stock. Dividends of $232,500 were declared and paid during 2004, 2003 and 2002. There were no accrued and unpaid dividends related to the preferred stock at December 31, 2004 or 2003.

         (h)      FAIR VALUES OF FINANCIAL INSTRUMENTS

                  Fair values for bonds are based upon market quotations from the Valuation of Securities Manual of the SVO of the NAIC.

                  The fair value for the investment in common stock of an affiliate is determined by the current offering price of the closely held company, which price is determined by the board of directors based on prior year-end statutory equity.

                  The fair value for policy loans are estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of this calculation.

                  For the remaining instruments, management believes the carrying value approximates fair value due to the short maturity, terms, and fluctuations in market conditions of those instruments.

                  The estimates presented herein are not necessarily indicative of the amounts that the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

         (i)      CONCENTRATIONS OF INVESTMENT ASSET CREDIT RISK

                  The amortized cost of bonds at December 31, 2004 and 2003, by NAIC rating classification, are shown below:


                                              2004                              2003
                                 ------------------------------    ------------------------------
                                   AMORTIZED                         AMORTIZED
                                     COST           PERCENT            COST            PERCENT
                                 -------------    -------------    -------------    -------------
Class 1--highest quality         $ 333,555,912             90.1%   $ 292,062,306             81.4%
Class 2--high quality               36,531,099              9.9%      49,861,858             13.9%
Class 3--medium quality                     --              0.0%      10,054,812              2.8%
Class 4--low quality                        --              0.0%       5,566,673              1.6%
Class 5--lower quality                      --              0.0%         765,629              0.2%
Class 6--in or near default                 --              0.0%         389,638              0.1%
                                 -------------    -------------    -------------    -------------
                                 $ 370,087,011            100.0%   $ 358,700,916            100.0%
                                 =============    =============    =============    =============


                  Bonds with ratings from AAA to BBB, as assigned by Standard and Poor's Corporation, are generally considered as investment-grade securities. Some securities issued by the United States Government or an agency thereof are not rated, but are considered to be investment grade. The



                                       11                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


                  NAIC regards United States treasuries and agencies and all A ratings as Class 1 (highest quality), BBB ratings as Class 2 (high quality), BB ratings as Class 3 (medium quality), B ratings as Class 4 (low quality), all C ratings as Class 5 (lower quality), and D ratings as Class 6 (in or near default).

(3)      INVESTMENTS

         The amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair value of investments in bonds at December 31, 2004 and 2003 are as follows:


                                                                 DECEMBER 31, 2004
                                           -------------------------------------------------------------
                                                               GROSS          GROSS          ESTIMATED
                                             AMORTIZED       UNREALIZED     UNREALIZED         FAIR
                                               COST            GAINS          LOSSES           VALUE
                                           -------------   -------------   -------------   -------------
Bonds:
         U.S. Treasury securities
            and obligations of
            U.S. Government
            corporations and agencies      $ 110,274,987       1,322,182          66,788     111,530,381
         Corporate securities                 70,796,713       5,197,085         280,371      75,713,427
         Mortgage-backed securities          189,015,311              --              --     189,015,311
                                           -------------   -------------   -------------   -------------
                     Total                 $ 370,087,011       6,519,267         347,159     376,259,119
                                           =============   =============   =============   =============

Common stocks:
         Banks, trusts, and insurance
            companies                      $     134,678          57,288                         191,966
         Industrial and miscellaneous            329,527          30,175          17,521         342,181
                                           -------------   -------------   -------------   -------------
                     Total                 $     464,205          87,463          17,521         534,147
                                           =============   =============   =============   =============




                                       12                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


                                                                    DECEMBER 31, 2003
                                            -----------------------------------------------------------------
                                                                 GROSS            GROSS           ESTIMATED
                                              AMORTIZED        UNREALIZED       UNREALIZED          FAIR
                                                 COST            GAINS           LOSSES             VALUE
                                            --------------   --------------   --------------   --------------
Bonds:
         U.S. Treasury securities
            and obligations of
            U.S. Government
            corporations and agencies       $   52,995,014          674,058            5,540       53,663,532
         Corporate securities                  103,412,614        8,772,686        1,666,862      110,518,438
         Mortgage-backed securities            202,293,288               --               --      202,293,288
                                            --------------   --------------   --------------   --------------
                     Total                  $  358,700,916        9,446,744        1,672,402      366,475,258
                                            ==============   ==============   ==============   ==============
Preferred stocks:
         Industrial and miscellaneous       $      250,000               --          218,500           31,500
                                            ==============   ==============   ==============   ==============
Common stocks:
         Banks, trusts, and insurance
            companies                       $      134,676           26,390               --          161,066
         Industrial and miscellaneous            1,220,775           28,074          359,668          889,181
                                            ==============   ==============   ==============   ==============


         The amortized cost and estimated fair value of bonds at December 31, 2004, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                             ESTIMATED
                                             AMORTIZED         FAIR
                                               COST            VALUE
                                           -------------   -------------
1 year or less                             $  14,750,372      15,081,880
After 1 year through 5 years                  46,425,904      47,689,171
After 5 years through 10 years                55,907,791      59,840,949
After 10 years                                63,987,633      64,631,809
                                           -------------   -------------
                                             181,071,700     187,243,809
Mortgage-backed securities                   189,015,311     189,015,311
                                           -------------   -------------
                                           $ 370,087,011     376,259,120
                                           =============   =============



                                       13                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


         The following table presents the estimated fair value and gross unrealized losses on investment securities, aggregated by investment category and length of time that individual investment securities have been in a continuous unrealized loss position, at December 31, 2004.



                                                         LESS THAN 12 MONTHS               12 MONTHS OR MORE
                                                     -----------------------------   -----------------------------
                                                                        GROSS                           GROSS
                                                      ESTIMATED       UNREALIZED      ESTIMATED       UNREALIZED
                                                      FAIR VALUE        LOSSES        FAIR VALUE        LOSSES
                                                     -------------   -------------   -------------   -------------
Bonds:
         U.S. Treasury securities and
            obligations of U.S. Government
            corporations and agencies                $   5,115,330           1,176       5,783,506          65,612
         Corporate securities                           10,505,664         230,596       1,041,860          49,775
         Mortgage-backed securities                             --              --              --              --
Common stocks:
         Industrial and miscellaneous                       98,461           4,487          86,966          13,034
                                                     -------------   -------------   -------------   -------------
                    Total                            $  15,719,455         236,259       6,912,332         128,421
                                                     =============   =============   =============   =============


         At December 31, 2004 and 2003, bonds having an amortized value of $3,750,559 and $3,699,734, respectively, were on deposit with state insurance departments in accordance with statutory reserve deposit requirements.

         The Company's sales proceeds and realized gains and losses on securities are summarized as follows:



                                                         2004              2003             2002
                                                     -------------    -------------    -------------
Sales proceeds on fixed maturity securities          $ 158,421,297      156,293,393       87,915,524
                                                     =============    =============    =============
Fixed maturities:
         Gross gains                                 $   3,506,281        3,304,179        1,062,775
         Gross losses                                   (1,799,608)      (2,529,521)      (1,362,964)
Equity securities:
         Gross gains                                            --               --               --
         Gross losses                                     (571,921)        (298,678)        (278,229)
Other invested assets:
         Gross gains                                            --          432,218          416,097
         Gross losses                                     (303,109)              --               --
                                                     -------------    -------------    -------------
                                                           831,643          908,198         (162,321)
Adjustment for:
         Amount deferred for the IMR                    (2,018,631)      (1,991,303)        (619,569)
         Income taxes                                     (144,336)              --          408,190
                                                     -------------    -------------    -------------
                     Net realized capital losses     $  (1,331,324)      (1,083,105)        (373,700)
                                                     =============    =============    =============

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


         Revenues in the accompanying statutory statements of operations for the years ended December 31, 2004, 2003 and 2002 include net investment income from the following sources:



                                                         2004             2003              2002
                                                     -------------    -------------    -------------
U.S. Government bonds                                $   7,864,414        4,609,683        3,084,104
Other bonds                                             11,081,066       14,713,805       18,719,637
Common stocks                                              105,489           22,049           36,835
Mortgage loans                                             498,250          363,150               --
Premium notes, policy loans, and liens                     100,665          172,114          200,364
Cash and short-term investments                            236,570          273,060          537,597
Deposits with brokers                                           --               --              185
Other                                                      280,712          323,234          558,079
                                                     -------------    -------------    -------------
                     Gross investment income            20,167,166       20,477,095       23,136,801
Investment expenses                                       (336,722)        (411,237)        (386,198)
                                                     -------------    -------------    -------------
                     Net investment income           $  19,830,444       20,065,858       22,750,603
                                                     =============    =============    =============

         Investments at adjusted cost with NAIC rating designation 6 totaled $389,638 as of December 31, 2003. In accordance with the NAIC's statutory accounting practices, these investments are reported at fair value as determined by the SVO, with the unrealized loss recorded in unassigned surplus net of deferred income taxes. The fair market values for these investments totaled $389,638 as of December 31, 2003. Unrealized loss on these investments before the effect of deferred income taxes was $549,312 as of December 31, 2003. The deferred income taxes on unrealized loss were $186,766 as of December 31, 2003. The Company had no investments with a NAIC rating designation 6 as of December 31, 2004.

         During 2003 and 2002, the Company recognized a realized loss of $65,512 and $486,801, respectively, on several bonds held by the Company where it was determined that these securities had suffered an other-than-temporary decline in value. No such losses were recognized during 2004.

(4)      FEDERAL INCOME TAXES

         The net deferred tax asset at December 31 and the change from the prior year are comprised of the following components:


                                                         2004             2003            CHANGE
                                                     -------------    -------------    -------------
Total gross deferred tax assets                      $   1,532,673        1,845,605         (312,932)
Total deferred tax liabilities                            (361,315)        (280,120)         (81,195)
                                                     -------------    -------------    -------------
                     Net deferred tax asset              1,171,358        1,565,485         (394,127)
Deferred tax asset nonadmitted in
         accordance with SSAP No. 10                      (533,626)        (934,231)         400,605
                                                     -------------    -------------    -------------
                     Admitted deferred tax asset     $     637,732          631,254            6,478
                                                     =============    =============    =============

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


         The change in deferred income taxes reported in surplus before consideration of nonadmitted assets is comprised of the following components:



                                                         2004            2003            CHANGE
                                                     -------------   -------------   -------------
Net deferred tax asset                               $   1,171,358       1,565,485        (394,127)
Less:
         Tax effect of unrealized gains and losses              --         178,059        (178,059)
         Recognized loss on
            other-than-temporary impairments                    --         189,765        (189,765)
                                                     -------------   -------------   -------------
                     Net tax effect without
                        unrealized losses and
                        impairments                  $   1,171,358       1,197,661         (26,303)
                                                     =============   =============   =============

         Deferred income tax assets and liabilities consist of the following major components:



                                                               2004              2003              CHANGE
                                                          --------------    --------------    --------------
Deferred tax assets:
         Reserve discounting                              $      707,366           746,672           (39,306)
         Unearned premium reserve                                160,938           153,671             7,267
         Recognized loss on impairments                               --           189,765          (189,765)
         Unrealized losses on investments                             --           178,059          (178,059)
         Deferred acquisition costs                              656,640           567,218            89,422
         Other                                                     7,729            10,220            (2,491)
                                                          --------------    --------------    --------------
                     Total deferred tax assets                 1,532,673         1,845,605          (312,932)
         Nonadmitted deferred tax assets                        (533,626)         (934,231)          400,605
                                                          --------------    --------------    --------------
                                                                 999,047           911,374            87,673
                                                          --------------    --------------    --------------
Deferred tax liabilities:
         Unrealized gains on investments                         (65,049)               --           (65,049)
         Book over tax basis on investments                     (296,266)         (280,120)          (16,146)
                                                          --------------    --------------    --------------
                     Net change in admitted
                        deferred tax liability                  (361,315)         (280,120)          (81,195)
                                                          --------------    --------------    --------------
                     Net admitted deferred tax asset      $      637,732           631,254             6,478
                                                          ==============    ==============    ==============

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


         The Company's income tax incurred and change in deferred income tax differ from the amounts obtained by applying the Federal statutory rate of 34% to income before income taxes as follows:



                                                                 2004              2003              2002
                                                             -------------     -------------     -------------
Current income taxes incurred                                $   2,172,559         1,169,709           328,747
Tax credits                                                             --          (118,667)               --
Federal tax on net capital gains and losses                        144,336                --          (408,190)
Change in deferred income taxes                                    394,127             7,441           122,859
                                                             -------------     -------------     -------------
                     Total income tax reported               $   2,711,022         1,058,483            43,416
                                                             =============     =============     =============
Income before taxes                                          $   8,480,299         5,135,628         3,285,907
Federal statutory rate                                                  34%               34%               34%
                                                             -------------     -------------     -------------
                     Expected income tax expense
                        at 34% statutory rate                    2,883,300         1,746,114         1,117,208
Increase (decrease) in actual tax reported resulting from:
            Capital gains                                          144,336                --          (408,190)
            Amortization of IMR                                   (314,544)         (280,150)         (198,083)
            Small-company deduction                               (358,213)         (509,002)         (423,643)
            Change in unrealized loss and
               impairment on assets                                367,824            98,899                --
            Other                                                  (11,681)            2,622           (43,876)
                                                             -------------     -------------     -------------
                     Total statutory income taxes            $   2,711,022         1,058,483            43,416
                                                             =============     =============     =============


         As of December 31, 2004 and 2003, the Company did not accrue a deferred tax liability relating to its "policyholders' surplus account." The amount of the policyholders' surplus account is approximately $3,736,000 in both 2004 and 2003. This is a special memorandum account into which certain amounts not previously taxed under prior tax laws were accumulated. No new additions will be made to this account. Federal income taxes would become payable on all or a portion of this amount at the current tax rate (a) when and if distributions to the stockholder, other than stock dividends and other limited exceptions, are made in excess of the accumulated previously taxed income; (b) if the Company ceases to be a life insurance company, as defined by the Internal Revenue Code, and such termination is not due to another life insurance company acquiring its assets in a nontaxable transaction; or
         (c) if the policyholders' surplus account exceeds certain premium or reserve levels. The Company does not anticipate any transactions that would cause any part of this amount to become taxable. However, should the balance at December 31, 2004 become taxable, the Federal income tax liability at current rates would be approximately $1,270,240.



                                       17                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


         The Company has a loss carryback of approximately $15,215,000. The income available for offset, which will expire, is as follows:



Year ended December 31:
      2005                                        $          2,077,000
      2006                                                   4,501,000
      2007                                                   8,637,000


         The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future losses:



2004                                                 $         2,325,000
2003                                                             814,000
2002                                                             354,000

(5)      PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

         Deferred and uncollected life insurance premiums and annuity considerations are as follows:



                                      DECEMBER 31, 2004                DECEMBER 31, 2003
                                 ------------------------------  -----------------------------
                                                    NET OF                           NET OF
                   TYPE             GROSS          LOADING           GROSS          LOADING
------------------------------   -------------   -------------   -------------   -------------
Ordinary new business            $     220,622          93,617         132,583          67,859
Ordinary renewal                       727,496         535,796         736,879         531,326
Credit life                                308             202              37              27
Group life                           1,706,109       1,294,816       1,295,082         972,382
                                 -------------   -------------   -------------   -------------
                     Totals      $   2,654,535       1,924,431       2,164,581       1,571,594
                                 =============   =============   =============   =============

(6)      RELATED PARTY TRANSACTIONS

         The Company pays a majority of expenses on a direct basis to third-party vendors. Related parties provide the Company with certain administrative and marketing services on a direct cost reimbursement basis. Expenses incurred by the Company in 2004, 2003 and 2002 related to those services were $10,923,611, $10,543,155 and $10,848,537, respectively. In addition, commission and policy administration expenses paid by the Company in 2004, 2003 and 2002 related to policies serviced by related parties were $1,802,349, $2,464,465 and $3,587,861, respectively.

         The Company had net receivables from related parties of $383,323 and a net payable due to related parties of $19,158 at December 31, 2004 and 2003, respectively.

         Certain related parties to the Company are third-party administrators through which the Company writes premiums. For the years ended December 31, 2004, 2003 and 2002, related parties, acting as third-party administrators, have written premiums of $20,211,744, $18,264,924 and $18,405,093, respectively, for the Company.



                                       18                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


         The Company has ceded $2,303,386, $2,416,314 and $2,532,647 of life insurance in force at December 31, 2004, 2003 and 2002, respectively, to an insurance company owned by the president of the Company. American Service Life Insurance Company (ASLIC) received $563,044, $549,608 and $66,031 of ceded premium from the Company for the years ended December 31, 2004, 2003 and 2002, respectively.

         During the year 2004, the Company loaned funds under promissory notes to an affiliate, Forrest T. Jones & Company, Inc., at various times and for varying amounts, never in excess of $.5 million. All notes were repaid with interest at the then-current prime rate.

         During the year 2002, the Company loaned funds under promissory notes to an affiliate, Forrest T. Jones & Company, Inc., at various times and for varying amounts, never in excess of $3 million. All notes were repaid with interest at the then-current prime rate. On December 31, 2002, the Company issued an adjustable rate mortgage loan to Forrest T. Jones & Company, Inc. in the amount of $3,600,000 at a current rate of 6.48%. The note is secured by a first lien as evidenced by a deed of trust on the building and property located at 3130 Broadway, Kansas City, MO.

         The Company had a liability of $29,569 at December 31, 2004 and $16,197 at December 31, 2003 to American Service Life Insurance Company for reinsurance transactions. The Company had a receivable of $412,892 for the year ended December 31, 2004 and a payable of $2,961 for year ended December 31, 2003 for balances due under an agency relationship with Forrest T. Jones & Company, Inc.

         Other invested assets at December 31, 2004 and 2003 of $4,153,108 and $4,456,217, respectively, consist primarily of an investment in a limited partnership, the general partner of which is the president of the Company. The limited partnership is engaged in the speculative trading of commodity futures, option contracts, and other commodity interests, including forward contracts in foreign currencies.

(7)      REINSURANCE CEDED AND ASSUMED WITH OTHER INSURANCE COMPANIES

         In the ordinary course of business, the Company assumes business from and cedes business to a number of unrelated insurers under a variety of contracts. The existence of ceded reinsurance constitutes a means by which the Company has underwritten a portion of its business. This underwriting activity subjects the Company to certain risks. To the extent that reinsurers who are underwriting the Company's business become unable to meet their contractual obligations, the Company retains the primary obligation to its direct policyholders because the existence of this reinsurance does not discharge the Company from its obligation to its policyholders.

         The Company generally strives to diversify its credit risks related to reinsurance ceded. The Company has policies and procedures to approve reinsurers prior to entering into an agreement and also to monitor financial stability on a continuous basis. As of December 31, 2004 and 2003, the Company had no overdue reinsurance balances.

         The maximum amount of insurance the Company retains on any one life is $150,000.

         The Company follows a policy of reinsuring portions of ordinary life and accidental death coverages, as well as certain accident and health risks. The Company recorded a reinsurance recoverable of $1,880,159 and $5,135,090 as of December 31, 2004 and 2003, respectively, which are included in due from other companies on the statements of admitted assets, liabilities, and capital and surplus. The Company was also



                                       19                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002

         liable to reinsurers for the amounts of $1,803,192 and $1,947,075 as of December 31, 2004 and 2003, respectively. Such liabilities are recorded in due to other companies on the statements of admitted assets, liabilities, and capital and surplus.

         A summary of reinsurance for each of the years in the two-year period ended December 31, 2004 follows:

                                                                 ASSUMED         CEDED
                                               DIRECT          FROM OTHER       TO OTHER             NET
                 DESCRIPTION                   AMOUNT          COMPANIES       COMPANIES           AMOUNT
----------------------------------------   --------------   --------------   --------------    --------------
2004:
         Life insurance in force (000's)   $    2,730,523          803,995       (1,477,977)        2,056,541
         Premiums:
            Life, annuity, and
               supplemental contracts          40,852,324       20,354,613      (10,667,296)       50,539,641
            Accident and health               260,092,898            7,382     (157,164,653)      102,935,627
         Policy benefits:
            Life, annuity, and
               supplemental contracts          36,554,989        1,432,978       (2,411,946)       35,576,021
            Accident and health               158,604,111           34,089      (95,984,420)       62,653,780
2003:
         Life insurance in force (000's)   $    3,096,005          840,834       (1,618,337)        2,318,502
         Premiums:
            Life, annuity, and
               supplemental contracts          34,804,716        6,533,739      (12,333,366)       29,005,089
            Accident and health               242,839,020           10,495     (159,424,571)       83,424,944
         Policy benefits:
            Life, annuity, and
               supplemental contracts          29,158,594        2,136,414       (3,502,572)       27,792,436
            Accident and health               159,383,262         (365,804)    (105,073,586)       53,943,872
2002:
         Life insurance in force (000's)   $    3,315,195          797,248       (2,259,145)        1,853,298
         Premiums:
            Life, annuity, and
               supplemental contracts          38,710,725        2,315,476       (8,500,123)       32,526,078
            Accident and health               215,428,669            2,551     (135,720,067)       79,711,153
         Policy benefits:
            Life, annuity, and
               supplemental contracts          30,542,552        1,759,378       (3,092,924)       29,209,006
            Accident and health               147,419,936         (397,398)    (108,727,592)       38,294,946


         Future policy and claim reserves are stated after reduction of applicable reinsurance reserves, which aggregated approximately $16,227,418 in 2004 and $18,589,356 in 2003 on life business and
         $44,879,728 in 2004 and $40,221,447 in 2003 on accident and health business. Reinsurance contracts do not relieve the Company from its obligations to reinsurers. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Based on high ratings of its reinsurers, management believes that any liability arising from this contingency would not be material to the Company's statutory financial statements.



                                       20                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


         The following table provides a summary of the significant reinsurance balances recoverable on paid and unpaid losses by reinsurer, along with the A&M Best credit rating:



                                                                        RECOVERABLE            RECOVERABLE
                                                      CREDIT              ON PAID               ON UNPAID
                       REINSURER                     RATING               LOSSES                  LOSSES
------------------------------------------   --------------------   --------------------   --------------------
American Trust Insurance Company Ltd.                          NR   $                 --              3,581,875

Employers Life Insurance Corporation                           NR                     --              3,500,891

General Re Life Corporation                                    A+                     --              2,901,528

Transatlantic Reinsurance Company                              A+                     --              2,835,016

Everest Reinsurance Company                                    A+                     --              2,758,114

Standard Security Life Insurance Co. of NY                      A                     --              1,595,058

Hannover Life Reassurance Co. of America                        A                     --              1,375,344

Swiss Re Life & Health America                                 A+                     --              1,253,085

Arch Insurance Company                                         A-                     --                435,777

Centre Insurance Company                                       NR                     --                350,651



                                       21                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002

(8)      DIRECT WRITTEN PREMIUMS

         Individual managing general agents (MGA) and third-party administrators
         (TPA) in which direct premiums written exceed 5% of total surplus at December 31 are as follows:


                                                             2004
-----------------------------------------------------------------------------------------------------------------------------------
                 NAME AND ADDRESS OF                                                                               TOTAL DIRECT
                  MANAGING GENERAL                                              TYPES OF           TYPES OF          PREMIUMS
                   AGENT OR THIRD-             FEIN          EXCLUSIVE          BUSINESS          AUTHORITY          WRITTEN/
                 PARTY ADMINISTRATOR          NUMBER          CONTRACT           WRITTEN           GRANTED         PRODUCED BY
----------------------------------------   --------------  ---------------  ------------------  --------------  -------------------
American Trust Administrators, Inc.         48-1066164           NO         Group Life          UPCCAB          $          375,652
7101 College Blvd #1200                                                     Group A&H           UPCCAB                  16,572,651
Overland Park, KS 66210                                                     (Excess loss)
                                                                            Individual A&H      PCCAB                      402,800
-----------------------------------------------------------------------------------------------------------------------------------
Arbor Benefit Group L.P.                    06-1587616            NO        Group A&H           UPCCAB                   7,028,621
281 Farmington Avenue                                                       (Excess loss)
Farmington, CT  06032
-----------------------------------------------------------------------------------------------------------------------------------
Avesis, Third Party Administrators, Inc.    86-0349350           NO         Group A&H           UPCCAB                  14,521,580
10324 South Dolfield Road
Owings Mills, MD 21117
-----------------------------------------------------------------------------------------------------------------------------------
Bardon Insurance Group, Inc.                86-0898452           NO         Group A&H           UPCCAB                  12,579,066
8326 E. Hartford Drive, Suite 100                                           (Excess loss)
Scottsdale, AZ  85255-5466
-----------------------------------------------------------------------------------------------------------------------------------
East Coast Underwriters                     26-0067491           NO         Group Life          UPB                         27,526
961 E. Main Street                                                          Group A&H           UPCCAB                  15,610,740
Spartanburg, SC 29302                                                       (Excess loss)
-----------------------------------------------------------------------------------------------------------------------------------
Excess Benefits, Inc.                       58-1897502           NO         Group A&H           UPCCCAB                  4,293,454
1566 Thompson Bridge Road                                                   (Excess loss)
Gainsville, GA  30501
-----------------------------------------------------------------------------------------------------------------------------------
Special Insurance Services, Inc.            75-2195089           NO         Group Life          UPB                          1,408
6509 Windcrest Drive Suite 200                                              Group A&H           UPCCAB                  11,961,291
Plano, TX 75024
-----------------------------------------------------------------------------------------------------------------------------------
American Insurance Administrators, Inc.     31-1258935           NO         Group A&H           UPB                      6,390,918
3070 Riverside Drive                                                        Individual A&H      UPB                        235,954
Columbus, OH 43221
-----------------------------------------------------------------------------------------------------------------------------------
Insurers Administrative Corp.               86-0344191           NO         GroupLife           UPCCAB                     793,535
2101 West Peoria Ave.                                                       Group A&H           UPCCAB                  27,092,796
Suite 100
Phoenix, AZ 85029-4928
-----------------------------------------------------------------------------------------------------------------------------------
Interstate Specialty Marketing, Inc.        33-0177357           NO         Group Life          P                        4,946,847
17722 Irvine Blvd.                                                          Group A&H           UPB                          2,385
Tustin, CA 92780                                                            Individual Life     P                        1,859,803
                                                                            Group Annuity       P                        2,848,109
                                                                            Individual Annuity  P                        1,020,089
-----------------------------------------------------------------------------------------------------------------------------------
Forrest T. Jones & Company, Inc.            43-1451185           NO         Group Life          UPB                      1,307,529
3130 Broadway                                                               Group A&H           UPB                        602,935
Kansas City, MO 64111                                                       Individual Life     UPB                        231,996
                                                                            Individual A&H      UPB                          9,188
                                                                            Individual Annuity  P                          570,128
                                                                            Group Annuity       P                            2,592
-----------------------------------------------------------------------------------------------------------------------------------
Forrest T. Jones Consulting Company         43-1292250           NO         Group Life          UPB                      2,645,299
3130 Broadway                                                               Group Annuity       P                        5,478,838
Kansas City, MO 64111                                                       Group A&H           UPB                      8,402,265
                                                                            Individual Life     UPB                         50,930
                                                                            Individual Annuity  P                          910,044
-----------------------------------------------------------------------------------------------------------------------------------
               Total                                                                                                   148,776,969
Premiums from individual TPAs and MGAs that are less than 5% of total surplus                                           16,560,039
                                                                                                                -------------------
               Total                                                                                            $      165,337,008
                                                                                                                ===================



C--Claims Payment; CA--Claims Adjustment; R--Reinsurance Ceding; B--Binding Authority; P--Premium Collection; U--Underwriting

                                       22                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002

                                                           2003
------------------------------------------------------------------------------------------------------------------------------------
                 NAME AND ADDRESS OF                                                                                TOTAL DIRECT
                   MANAGING GENERAL                                                TYPES OF           TYPES OF        PREMIUMS
                   AGENT OR THIRD-                FEIN          EXCLUSIVE          BUSINESS          AUTHORITY        WRITTEN/
                 PARTY ADMINISTRATOR             NUMBER         CONTRACT            WRITTEN           GRANTED       PRODUCED BY
-------------------------------------------  ---------------  --------------   ------------------  ------------  -------------------
Assist Insurance Services, Inc.                88-0426796          NO          Group A&H           UPCCAB        $        5,469,301
1575 Delucchi Lane                                                             (Excess loss)
Reno, NV  89502
------------------------------------------------------------------------------------------------------------------------------------
Allied National, Inc.                          43-1625757          NO          Group A&H           UPCCAB                 2,963,752
911 Broadway
Kansas City, MO 64105
------------------------------------------------------------------------------------------------------------------------------------
American Trust Administrators, Inc.            48-1066164          NO          Group Life          UPB                      442,319
7101 College Blvd #1200                                                        Group A&H           UPCCAB                16,511,963
Overland Park, KS 66210                                                        (Excess loss)
                                                                               Individual A&H      PCCAB                  1,134,771
------------------------------------------------------------------------------------------------------------------------------------
Arbor Benefit Group L.P.                       06-1587616          NO          Group A&H           UPCCAB                 2,726,718
281 Farmington Avenue                                                          (Excess loss)
Farmington, CT  06032
------------------------------------------------------------------------------------------------------------------------------------
Avesis, Third Party Administrators, Inc.       86-0349350          NO          Group A&H           UPCCAB                11,772,092
10324 South Dolfield Road
Owings Mills, MD 21117
------------------------------------------------------------------------------------------------------------------------------------
Bardon Insurance Group, Inc.                   86-0898452          NO          Group A&H           UPCCAB                 8,379,530
8326 E. Hartford Drive, Suite 100                                              (Excess loss)
Scottsdale, AZ  85255-5466
------------------------------------------------------------------------------------------------------------------------------------
East Coast Underwriters                        26-0067491          NO          Group Life          UPB                       32,752
961 E. Main Street                                                             Group A&H           UPCCAB                12,719,966
Spartanburg, SC 29302                                                          (Excess loss)
------------------------------------------------------------------------------------------------------------------------------------
Excess Benefits, Inc.                          58-1897502          NO          Group A&H           UPCCCAB                4,322,986
1566 Thompson Bridge Road                                                      (Excess loss)
Gainsville, GA  30501
------------------------------------------------------------------------------------------------------------------------------------
Special Insurance Services, Inc.               75-2195089          NO          Group Life          UPB                        1,431
6509 Windcrest Drive Suite 200                                                 Group A&H           UPCCAB                10,745,963
Plano, TX 75024
------------------------------------------------------------------------------------------------------------------------------------
Voorhees Risk Management Inc.                  22-3669968          NO          Group A&H           UPCCAB                12,859,484
d/b/a Marlton Risk Group                                                       (Excess loss)
Main Street Promenade, Suite 1100
Voorhees, NJ 08043
------------------------------------------------------------------------------------------------------------------------------------
American Insurance Administrators, Inc.        31-1258935          NO          Group A&H           UPB                    7,445,381
3070 Riverside Drive                                                           Individual A&H      UPB                      240,839
Columbus, OH 43221
------------------------------------------------------------------------------------------------------------------------------------
Corporate Benefits Service, Inc.               56-1167792          NO          Group A&H           PCCA                   2,079,000
145 Scaleybark Road
Charlotte, NC  28209
------------------------------------------------------------------------------------------------------------------------------------
Insurers Administrative Corp.                  86-0344191          NO          GroupLife           UPCCAB                   802,307
2101 West Peoria Ave.                                                          Group A&H           UPCCAB                30,241,721
Suite 100
Phoenix, AZ 85029-4928
------------------------------------------------------------------------------------------------------------------------------------
Interstate Specialty Marketing, Inc.           33-0177357          NO          Group Life          P                      5,435,295
17722 Irvine Blvd.                                                             Group A&H           UPB                        8,968
Tustin, CA 92780                                                               Individual Life     P                      1,940,309
                                                                               Group Annuity       P                      2,804,569
                                                                               Individual Annuity  P                        894,102
------------------------------------------------------------------------------------------------------------------------------------
Forrest T. Jones & Company, Inc.               43-1451185          NO          Group Life          UPB                    1,397,163
3130 Broadway                                                                  Group A&H           UPB                      744,349
Kansas City, MO 64111                                                          Individual Life     UPB                      257,266
                                                                               Individual A&H      UPB                       16,579
                                                                               Individual Annuity  P                        684,517
------------------------------------------------------------------------------------------------------------------------------------
Forrest T. Jones Consulting Company            43-1292250          NO          Group Life          UPB                      808,409
3130 Broadway                                                                  Group Annuity       P                      5,853,925
Kansas City, MO 64111                                                          Group A&H           UPB                    7,624,301
                                                                               Individual Life     UPB                       28,143
                                                                               Individual Annuity  P                        850,272
------------------------------------------------------------------------------------------------------------------------------------
Grouplink, Inc.                                35-1640589          NO          Group A&H           PCCAB                  3,733,528
6612 E. 75th Street Suite 200
Indianapolis, IN  46250
------------------------------------------------------------------------------------------------------------------------------------
Northwind, LLC                                 23-3081650          NO          Group A&H           UPB                    5,071,198
1595 Paoli Pike, Suite 103
Westchester, PA  19380
------------------------------------------------------------------------------------------------------------------------------------
Pacific Educators, Inc.                        95-2706278          NO          Group Life          P                        153,628
2808 E. Katella Avenue                                                         Group A&H           UPB                      988,965
Suite 101                                                                      Individual Life     P                        419,434
Orange, CA 92867-5299                                                          Individual A&H      UPB                      678,710
------------------------------------------------------------------------------------------------------------------------------------
               Total                                                                                                    171,285,906
Premiums from individual TPAs and MGAs that are less than 5% of total surplus                                            10,560,202
                                                                                                                 -------------------
               Total                                                                                             $       181,846,108
                                                                                                                 ===================

C--Claims Payment; CA--Claims Adjustment; R--Reinsurance Ceding; B--Binding Authority; P--Premium Collection; U--Underwriting
                                       23

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002

                                                         2002
----------------------------------------------------------------------------------------------------------------------------------
                 NAME AND ADDRESS OF                                                                              TOTAL DIRECT
                  MANAGING GENERAL                                               TYPES OF           TYPES OF        PREMIUMS
                   AGENT OR THIRD-              FEIN          EXCLUSIVE          BUSINESS          AUTHORITY        WRITTEN/
                 PARTY ADMINISTRATOR           NUMBER          CONTRACT           WRITTEN           GRANTED       PRODUCED BY
-----------------------------------------   --------------  ---------------  ------------------  ------------  -------------------
A.G.I.A. Inc.                                95-2409500           NO         Group Life          UPB           $          644,166
1155 Eugenia Place                                                           Group A&H           UPCCAB                 2,831,653
Carpinteria, CA 93013-2062
----------------------------------------------------------------------------------------------------------------------------------
Alliance Benefit Management                  31-1413132           NO         Group Life          P                         49,047
225 Green Meadows Dr. South                                                  Group A&H           PCCA                  10,955,839
Westerville, OH 43081                                                        (Excess loss)
----------------------------------------------------------------------------------------------------------------------------------
Allied National, Inc.                        43-1625757           NO         Group A&H           UPCCAB                 4,032,332
911 Broadway
Kansas City, MO 64105
----------------------------------------------------------------------------------------------------------------------------------
American Trust Administrators, Inc.          48-1066164           NO         Group Life          UPB                      613,634
7101 College Blvd #1200                                                      Group A&H           UPCCAB                19,453,173
Overland Park, KS 66210                                                      (Excess loss)
                                                                             Individual A&H      PCCAB                  1,091,458
----------------------------------------------------------------------------------------------------------------------------------
Avesis, Inc.                                 86-0349350           NO         Group A&H           UPCCAB                 6,666,584
10324 South Dolfield Road
Owings Mills, MD 21117
----------------------------------------------------------------------------------------------------------------------------------
East Coast Underwriters                      57-1114583           NO         Group Life          UPB                       13,023
333 S. Pine Street                                                           Group A&H           UPCCAB                 5,245,032
Spartanburg, SC 29302                                                        (Excess loss)
----------------------------------------------------------------------------------------------------------------------------------
Special Insurance Services, Inc.             75-2195089           NO         Group A&H           UPCCAB                 7,550,995
6509 Windcrest Drive Suite 200
Plano, TX 75024
----------------------------------------------------------------------------------------------------------------------------------
American Insurance Administrators, Inc.      31-1258935           NO         Group Life          UPB
3070 Riverside Drive                                                         Group A&H           UPB                    6,776,535
Columbus, OH 43221                                                           Individual A&H      UPB                      224,800
----------------------------------------------------------------------------------------------------------------------------------
Insurers Administrative Corp.                86-0344191           NO         GroupLife           UPCCAB                 1,054,548
2101 West Peoria Ave.                                                        Group A&H           UPCCAB                45,262,394
Suite 100
Phoenix, AZ 85029-4928
----------------------------------------------------------------------------------------------------------------------------------
Interstate Specialty Marketing, Inc.         33-0177357           NO         Group Life          P                      7,041,237
17712 Irvine Blvd.                                                           Group A&H           UPB                          718
Tustin, CA 92780                                                             Individual Life     P                      2,330,361
                                                                             Group Annuity       P                      2,308,865
                                                                             Individual Annuity  P                      1,247,768
----------------------------------------------------------------------------------------------------------------------------------
Forrest T. Jones & Company, Inc.             43-1451185           NO         Group Life          UPB                    1,468,536
3130 Broadway                                                                Group A&H           UPB                      867,547
Kansas City, MO 64111                                                        Individual Life     UPB                      288,658
                                                                             Individual A&H      UPB                       25,904
                                                                             Individual Annuity  P                        758,729
----------------------------------------------------------------------------------------------------------------------------------
Forrest T. Jones Consulting Company          43-1292250           NO         Group Life          UPB                      774,834
3130 Broadway                                                                Group Annuity       P                      6,009,584
Kansas City, MO 64111                                                        Group A&H           UPB                    7,927,271
                                                                             Individual Life     UPB                       30,273
                                                                             Individual Annuity  P                        253,757
----------------------------------------------------------------------------------------------------------------------------------
Northwind, LLC                               23-3081650           NO         Group A&H           UPB                    6,464,449
961 Potts touch Pike
Chester Springs, PA  19424
----------------------------------------------------------------------------------------------------------------------------------
Pacific Educators, Inc.                      95-2706278           NO         Group Life          P                        155,208
2808 E. Katella Avenue                                                       Group A&H           UPB                      888,989
Suite 101                                                                    Individual Life     P                        426,385
Orange, CA 92867-5299                                                        Individual A&H      UPB                      654,362
----------------------------------------------------------------------------------------------------------------------------------
Voorhees Risk Management Inc.                22-3669968           NO         Group A&H           UPCCAB                14,421,557
d/b/a Marlton Risk Group                                                     (Excess loss)
Main Street Promenade, Suite 1100
Voorhees, NJ 08043
----------------------------------------------------------------------------------------------------------------------------------
               Total                                                                                                   166,810,205
Premiums from individual TPAs and MGAs which are less than 5% of total surplus                                          10,850,450
                                                                                                                -------------------
               Total                                                                                            $      177,660,655
                                                                                                                ===================

                                                                     (Continued)

C--Claims Payment; CA--Claims Adjustment; R--Reinsurance Ceding; B--Binding Authority; P--Premium Collection; U--Underwriting

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


(9) ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

         Withdrawal characteristics of annuity reserves and deposit-type contracts and other liabilities without life or disability contingencies at December 31 are as follows:



                                                                                        DECEMBER 31, 2004
                                                                             ---------------------------------------
                                                                                    AMOUNT             % OF TOTAL
                                                                             ---------------------     -------------
Subject to discretionary withdrawal:
         (1)   With market value adjustment                                  $                  --                --
         (2)   At book value, less current surrender charge
                  of 5% or more                                                         63,367,255             21.51%
         (3)   At fair value                                                            18,226,442              6.19%
                                                                             ---------------------     -------------
         (4)   Total with adjustment or at market value                                 81,593,697             27.69%
         (5)   At book value without adjustment
                  (minimal or no charge)                                               187,658,161             63.69%
Not subject to discretionary withdrawal                                                 25,410,218              8.62%
                                                                             ---------------------     -------------
                     Total (gross)                                                     294,662,076            100.00%
                                                                                                       =============
Reinsurance ceded                                                                        1,531,543
                                                                             ---------------------
                     Total (net)                                             $         293,130,533
                                                                             =====================



                                                                                          DECEMBER 31, 2003
                                                                             --------------------------------------
                                                                                    AMOUNT              % OF TOTAL
                                                                             ---------------------    -------------
Subject to discretionary withdrawal:
         (1)   With market value adjustment                                  $                  --               --
         (2)   At book value, less current surrender charge
                  of 5% or more                                                         66,091,391            23.72%
         (3)   At fair value                                                             3,956,739             1.42%
                                                                             ---------------------    -------------
         (4)   Total with adjustment or at market value                                 70,048,130            25.14%
         (5)   At book value without adjustment
                  (minimal or no charge)                                               183,811,790            65.96%
Not subject to discretionary withdrawal                                                 24,822,123             8.91%
                                                                             ---------------------    -------------
                     Total (gross)                                                     278,682,043           100.00%
                                                                                                      =============
Reinsurance ceded                                                                        4,000,000
                                                                             ---------------------
                     Total (net)                                             $         274,682,043
                                                                             =====================

                                                                     (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


(10)     AGGREGATE RESERVES AND CLAIMS RESERVES FOR ACCIDENT AND HEALTH POLICIES

         The claims portion of aggregate reserves and claims reserves for accident and health policies are based on estimates, which are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable reevaluations of such reserves. While management believes that reserves as of December 31, 2004 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustment to reserves is reflected in the operating results of the periods in which they are made. Movements in reserves that are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.



                                                               2004                 2003                 2002
                                                         -----------------    ------------------  -------------------
Balance at January 1, net of reinsurance
         recoverables of $37,878,240, $29,653,720
         and $39,092,795 in 2004,
         2003 and 2002, respectively                     $      18,307,052           17,996,837           27,313,159
                                                         -----------------    -----------------   ------------------
Incurred related to:
         Current year                                           64,231,450           54,304,669           33,852,278
         Prior years                                            (1,318,560)          (1,231,295)          (1,217,191)
                                                         -----------------    -----------------   ------------------
                     Total incurred                             62,912,890           53,073,374           32,635,087
                                                         -----------------    -----------------   ------------------
Paid related to:
         Current year                                           55,275,268           47,058,650           26,414,655
         Prior years                                             7,750,841            5,704,509           15,536,754
                                                         -----------------    -----------------   ------------------
                     Total paid                                 63,026,109           52,763,159           41,951,409
                                                         -----------------    -----------------   ------------------
Balance at December 31, net of reinsurance
         recoverables of $35,089,114, $37,878,240
         and $29,653,720 in 2004, 2003 and
         2002, respectively                              $      18,193,833           18,307,052           17,996,837
                                                         =================    =================   ==================


         As a result of changes in estimates of claims incurred in prior years, the accident and health claim reserves incurred decreased by $1,318,560, $1,231,295 and $1,217,191 during 2004, 2003 and 2002, respectively. The change in amounts is the result of normal reserve developments inherent in the uncertainty of establishing the liability for accident and health claim reserves.




                                       26                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


(11)     SEPARATE ACCOUNTS

         The separate accounts held by the Company relate to individual variable annuities of nonguaranteed value. The net investment experience of the separate accounts is credited directly to the policyholder and can be a positive or negative. These variable annuities provide an incidental death benefit of the greater of the account value or the premium less surrenders. The assets and the liability of these accounts are carried at market. This business is represented in the table below.



                                                                                                    NONGUARANTEED
                                                                                                       ACCOUNTS
                                                                                                  ------------------
Premiums, considerations, or deposits for the year ended December 31, 2004                        $       18,345,591
                                                                                                  ==================

Reserves at December 31, 2004 for accounts with assets at:
         Market value (MV)                                                                                18,491,638
         Amortized cost                                                                                           --
                                                                                                  ------------------
                                                                                                  $       18,491,638
                                                                                                  ==================
By withdrawal characteristics:
         Subject to discretionary withdrawal                                                      $               --
         With MV adjustment                                                                                       --
         At book value without MV adjustment and with current surrender charge
            of 5% or more                                                                                         --
         At market value                                                                                  18,491,638
         At book value without MV                                                                                 --
                                                                                                  ------------------
                     Subtotal                                                                             18,491,638
Not subject to discretionary withdrawal                                                                           --
                                                                                                  ==================


         Transfers, as reported in the summary of operations of the separate accounts statement, are:



                                                               2004                 2003                 2002
                                                         -----------------    -----------------   ------------------
Transfers to separate accounts for
         premiums                                        $      18,346,591              388,099              539,365
Transfers from separate accounts, other                         (5,127,300)            (413,898)            (396,926)
                                                         -----------------    -----------------   ------------------
                     Net transfers to (from)
                        separate accounts                $      13,219,291              (25,799)             142,439
                                                         =================    =================   ==================
Transfers as reported in the statutory
         statements of operations of
         the Company                                     $      13,219,291              (25,799)             142,439



                                       27                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002

(12)     COMMITMENTS AND CONTINGENCIES

         As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in the insurance guarantee funds. The Company is unable to estimate the possible amounts, if any, of such assessments at this time. Accordingly, the Company is unable to determine the impact, if any, such assessments may have on the Company's financial position or results of operations.

         The Company is named defendant in various lawsuits by policyholders alleging breach of the Company's covenant of good faith and fair dealings. The lawsuits, are primarily the result of the Company denying benefits, as it is the Company's interpretation that the plaintiffs misrepresented the facts in applying for a policy or the claims in question were not covered by the policy acquired. Lawsuits of this type are commonplace in the industry. The Company is also involved in several disputes with its reinsurance companies and third-party administrators. These disputes typically involve discrepancies between how much is owed between the parties. The Company intends to vigorously defend against these lawsuits and disputes and is of the opinion that, even if the Company is held liable, any monetary damages assessed would probably not exceed the current reserves for these claims and, if so, the amount would not have a material impact on the Company's statutory financial statements.

(13)     REGULATORY MATTERS

         DIVIDEND RESTRICTIONS--Regulatory restrictions on statutory surplus limit the amount of dividends available for distribution without prior approval of regulatory authorities. Without prior approval of its domiciliary commissioner, dividends to common shareholders are limited by the laws of the Company's state of incorporation, Missouri, to $6,307,738, an amount that is based on restrictions relating to statutory surplus.

         RISK-BASED CAPITAL--The NAIC has developed risk-based capital (RBC) standards that relate a life insurer's reported statutory capital and surplus to the risks inherent in its overall operations. The RBC formula uses the statutory annual statement to calculate the minimum indicated capital level to protect the Company from various risks that it faces, such as asset risk, underwriting risk, and credit risk. The NAIC model law calls for various levels of regulatory action based on the magnitude of an indicated RBC capital deficiency, if any. The Company continues to monitor its internal capital requirements and the NAIC's RBC requirements. At December 31, 2004, the Company's total adjusted capital was in excess of the minimum capital requirements for all RBC action levels. Management believes that the Company's capital levels are sufficient to support the level of risk inherent in its operations.



                                       28                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


(14)     RECONCILIATION TO ANNUAL STATEMENT

         There are no reconciling items between the Company's annual statement and the audited statutory financial statements for the year ended December 31, 2004.

         The following schedule reconciles the Company's annual statement to the audited statutory financial statements for the year ended December 31, 2003:


                                                                                  PER THE
                                                                                ACCOMPANYING
                                                                                 STATUTORY             PER THE
                                                                                 FINANCIAL              ANNUAL
                                                                                 STATEMENTS           STATEMENT
                                                                             ------------------   ------------------
Net realized capital gains (losses), less capital gains tax (1)              $       (1,083,105)          (1,569,902)
Statutory net income                                                         $        3,001,481            2,514,683
Change in asset valuation reserve                                            $          440,981              308,572


         (1) The asset valuation reserve was adjusted to properly reclassify this loss from unrealized to realized loss and recognize the deferred tax asset, which was taken in the financial statements in the prior year and the annual statement in the current year.

         The following schedule reconciles the Company annual statement to the audited statutory financial statements for the year ended December 31, 2002:



                                                                                  PER THE
                                                                                ACCOMPANYING
                                                                                 STATUTORY             PER THE
                                                                                 FINANCIAL              ANNUAL
                                                                                 STATEMENTS           STATEMENT
                                                                             ------------------   ------------------
Net realized capital gains (losses), less capital gains tax (2)              $         (373,700)          (2,866,892)
                                                                             ------------------   ------------------
Statutory net income                                                         $        2,583,460               90,264
                                                                             ------------------   ------------------
Asset valuation reserve                                                      $        2,129,314            1,996,905
                                                                             ------------------   ------------------
Capital and surplus                                                          $       45,367,076           45,499,486
                                                                             ------------------   ------------------


         (2) Other-than-temporary decline in the fair value of investments is recorded in the statements of operations rather than through the statements of changes in capital and surplus. The asset valuation reserve and the related net deferred tax assets were adjusted to properly reclassify this loss from unrealized to realized loss and recognize the deferred tax asset.



                                       29                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                     Notes to Statutory Financial Statements

                        December 31, 2004, 2003 and 2002


(15)     FAIR VALUE OF FINANCIAL INSTRUMENTS

         The fair values of investment securities, including short-term investments and cash, are estimated based on prices received from the Securities Valuation Office of the NAIC or third-party securities dealers. Cash and short-term investment fair values approximate their carrying values. The following chart provides the amortized cost and estimated fair value of investment securities at December 31, 2004 and 2003:



                                                             2004                                     2003
                                            ---------------------------------------- ---------------------------------------
                                                 STATEMENT           ESTIMATED            STATEMENT          ESTIMATED
               DESCRIPTION                         VALUE            FAIR VALUE              VALUE            FAIR VALUE
            ------------------              -------------------      ---------------   -----------------      --------------
Bonds:
         U.S. Treasury securities
            and obligations of
            U.S. Government
            corporations and agencies       $       110,274,987         111,530,382           52,995,014         53,663,532
         Corporate securities                        70,796,713          75,713,427          103,412,614        110,518,438
         Mortgage-backed securities                 189,015,311         189,015,311          202,293,288        202,293,288
                                            -------------------      ---------------   -----------------      --------------
                        Total               $       370,087,011         376,259,120          358,700,916        366,475,258
                                            ===================      ===============   =================      ==============
Preferred stock:
         Industrial and miscellaneous       $                --                  --              250,000             31,500
Common stock:
         Banks, trusts, and insurance
            companies                       $           191,966             191,966              134,676            161,066
         Industrial and miscellaneous                   342,181             342,181            1,220,775            889,181
                                            -------------------      ---------------   -----------------      --------------
                        Total               $           534,147             534,147            1,355,451          1,050,247
                                            ===================      ===============   =================      ==============
         Other invested assets              $         4,153,108           4,153,108            4,456,217          4,456,217
         Mortgage loans                               7,250,651           7,250,651            7,940,445          7,940,445





                                       30                            (Continued)


                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

A. FINANCIAL STATEMENTS

The Financial Statements of the Separate Account and the Company are included in Part B hereof.

B. EXHIBITS

  1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.*

  2. Not Applicable.

  3. (i)  Draft Distribution Agreement.**
    (ii)  Draft Affiliation Agreement.**
    (iii) Draft Form of Selling Agreement.**
    (iv)  Form of Principal Underwriter's Agreement.++

  4. (i) Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contract.**
     (ii) IRA Endorsement.**
    (iii) 403(b) Endorsement.**
     (iv) Unisex Endorsement.**
      (v) Company Completion Benefit.**
     (vi) Company Completion Benefit.**
    (vii) Loan Provision Endorsement.**
   (viii) 401 Plan Endorsement.**
     (ix) 457 Plan Endorsement.**
      (x)  Terminal Illness and Nursing Home or Hospital Confinement
           Endorsement.**
     (xi) Roth 408(a) Endorsement.**

  5. Application Forms.**

  6. (i) Copy of Articles of Incorporation of the Company.*
    (ii) Copy of the Bylaws of the Company.*

  7. Not Applicable.

  8. (i) Form of IMSF Participation Agreement.**

      (ii) Form of Janus Participation Agreement.+

     (iii) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., and Fidelity Security Life Insurance Company.++

  (iii)(a) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., and Fidelity Security Life Insurance Company.++


     (iv) Form of Fund Participation Agreement by and among Scudder Investments VIT Funds, Deutsche Asset Management, Inc. and Fidelity Security Life Insurance Company.++

  (iv)(a) Form of Amendment No. 1 to Fund Participation Agreement by and among Scudder Investments VIT Funds, Deutsche Asset Management, Inc. and Fidelity Security Life Insurance Company.++

      (v) Form of Fund Participation Agreement by and between Fidelity Security Life Insurance Company, Insurance Series and Federated Securities Corp.++

   (v)(a) Form of Amendment to Fund Participation Agreement by and between Fidelity Security Life Insurance Company, Federated Insurance Series and Federated Securities Corp. ++

     (vi) Form of Participation Agreement among MFS Variable Insurance Trust, Fidelity Security Life Insurance Company and Massachusetts Financial Services Company.++

   (vi)(a) Form of Amendment No. 1 to Participation Agreement among MFS Variable Insurance Trust, Fidelity Security Life Insurance Company and Massachusetts Financial Services Company.++

    (vii) Form of Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management and Fidelity Security Life Insurance Company.++

   (viii) Form of Fund Participation Agreement by and between Lord Abbett Series Fund, Inc., Lord Abbett Distributor LLC and the Company

     (ix) Form of Participation Agreement between Fidelity Security Life Insurance Company and The Dreyfus Corporation.

   9. Opinion and Consent of Counsel.

  10. Consent of Independent Registered Public Accounting Firm.

  11. Not Applicable.

  12. Not Applicable.

  13. Not Applicable.

  14. Not Applicable.

  15. Company Organizational Chart.***

  * Incorporated by reference to Registrant's Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on December 23, 1998.

  ** Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on April 14, 1999.

  *** Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on April 26, 2002.

  + Incorporated by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on May 1, 2003.

  ++ Incorporated by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on November 30, 2004.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Executive Officers and Directors of the Company:

  Name and Principal                      Position and Offices
  Business Address*                          with Depositor
  - -----------------------       ----------------------------------------
  Richard Forrest Jones         Chief Executive Officer, Chief Financial
                                Officer, President, Treasurer and Director

  Michael Eugene Hall           Sr. Vice President, Director

  Mark Linsley Burley           Vice President of Administration

  William Robert Hobbs II       Vice President, Controller and Assistant Secretary

  David James Smith III         Senior Vice President, Secretary and Director

  Dorothy Marie Jones           Director

  Albert Harry Wohlers          Director
  1440 N. Northwest Hwy.
  Park Ridge, IL

  George John Bereska           Director

  Richard L. Andrews            Director
  118 Hill Hall
  Columbia, MO

  Larry G. Vogt                 Director
  3822 Summit
  Kansas City, MO 64111

  David G. Ruf, Jr.             Director

* The principal business address for all officers and directors listed above is 3130 Broadway, Kansas City, Missouri 64111-2406 except as noted above.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Company organizational chart is incorporated by reference to Registrant's Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on December 23, 1998.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2005, there were 672 Qualified Contract Owners and 35 Non-Qualified Contract Owners.

ITEM 28. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Bylaws of the Company (Article XII) provide, in part, that:

The corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit, or proceeding, whether civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.


ITEM 29. PRINCIPAL UNDERWRITERS

(a) Not Applicable.

(b) National Pension & Group Consultants, Inc. ("NPGC") is the principal underwriter for the Contracts. The following persons are the officers and directors of NPGC. The principal business address for each officer and director of NPGC is 3130 Broadway, Kansas City, MO 64111-2406.

        Name and Principal  Positions and Offices
        Business Address    with Underwriter
        ----------------    ----------------

        Richard F. Jones    President, Treasurer
        Michael E. Hall     Vice President
        Stephen A. Elliott  Chief Compliance Officer and Secretary

(C)


        Name of                Net Underwriting
        Principal                Discounts &              Compensation on      Brokerage
        Underwriter              Commissions                 Redemption        Commissions       Compensation

National Pension & Group
Consultants, Inc.                 $-0-                       $-0-               $30,819           $-0-



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Daniel Surber, whose address is 3130 Broadway, Kansas City, Missouri 64111-2406, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

  a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

  b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

  c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

  d. Fidelity Security Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

  1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

  2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

  3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;

  4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.



                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration and has caused this Registration Statement to be signed on its behalf in the City of Kansas City and State of Missouri, on this 31st day of March, 2005.



                             FSL SEPARATE ACCOUNT M
                               (Registrant)

                           By: FIDELITY SECURITY LIFE INSURANCE COMPANY
                               (Depositor)

                              By:/s/DAVID J. SMITH
                                 ---------------------------------------
                                 David J. Smith

                               FIDELITY SECURITY LIFE INSURANCE COMPANY
                               (Depositor)

                              By:/s/DAVID J. SMITH
                                 -----------------------------------
                                 David J. Smith

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


  Signature                     Title                      Date
  ---------                     -----                      ----

                              Chief Executive Officer,
  /s/Richard F. Jones*        Chief Financial Officer,     3-31-05
  ------------------------    President, Treasurer         --------
  Richard F. Jones            and Director (Principal
                              Executive Officer and
                              Principal Financial
                              Officer)


 /s/DAVID J. SMITH
  ------------------------    Director                     3-31-05
  David J. Smith                                           --------



  /s/William R. Hobbs II*    Vice President, Controller    3-31-05
  - -----------------------  and Assistant Secretary       --------
  William R. Hobbs II


  /s/Michael E. Hall*        Director                      3-31-05
  ------------------------                                --------
  Michael E. Hall



  /s/Dorothy M. Jones*       Director                     3-31-05
  ------------------------                                --------
  Dorothy M. Jones



  /s/Albert H. Wohlers*      Director                     3-31-05
  ------------------------                                --------
  Albert H. Wohlers



  /s/Larry G. Vogt*          Director                     3-31-05
  ------------------------                                --------
  Larry G. Vogt



  /s/George J. Bereska*      Director                     3-31-05
  ------------------------                                --------
  George J. Bereska



  /s/Richard L. Andrews*     Director                     3-31-05
  ------------------------                                --------
  Richard L. Andrews


  /s/David G. Ruf, Jr.*      Director                     3-31-05
  ------------------------                                --------
  David G. Ruf, Jr.



  *By: /s/DAVID J. SMITH
       ---------------------------------------
       David J. Smith, Attorney-in-Fact




                                    EXHIBITS

                                       TO

                        POST-EFFECTIVE AMENDMENT NO. 8 TO

                                    FORM N-4

                                INDEX TO EXHIBITS

Exhibit                                                            Page


EX-99.B.8.(viii)  Form of Fund Participation Agreement by and between Lord
                  Abbett Series Fund, Inc., Lord Abbett Distributor LLC and the Company

EX-99.B.8.(ix)    Form of Participation Agreement between Fidelity Security Life
                  Insurance Company and The Dreyfus Corporation

EX-99.B.9.        Opinion and Consent of Counsel.

EX-99.B.10.       Consent of Independent Registered Public Accounting Firm.